AST CORE FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 103.5%
Affiliated Mutual Fund — 1.9%
Fixed Income
AST PGIM Fixed Income Central Portfolio* (cost $77,000,000)(wa)	6,899,642	$78,241,936

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 11.2%
Automobiles — 2.3%
American Credit Acceptance Receivables Trust,
Series 2023-03, Class B, 144A
6.090%	11/12/27	487	487,405
Series 2024-04, Class C, 144A
4.910%	08/12/31	2,228	2,225,696
Series 2025-01, Class D, 144A
5.540%	08/12/31	2,500	2,513,579
AmeriCredit Automobile Receivables Trust,
Series 2023-01, Class C
5.800%	12/18/28	1,800	1,837,537
ARI Fleet Lease Trust,
Series 2023-A, Class A2, 144A
5.410%	02/17/32	951	952,983
Series 2024-A, Class A2, 144A
5.300%	11/15/32	826	829,883
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-01A, Class A, 144A
3.830%	08/21/28	5,300	5,213,259
Series 2023-02A, Class A, 144A
5.200%	10/20/27	800	805,703
Series 2024-01A, Class A, 144A
5.360%	06/20/30	1,400	1,428,870
Series 2024-03A, Class A, 144A
5.230%	12/20/30	3,140	3,189,163
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	678	688,903
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	262	266,386
Bridgecrest Lending Auto Securitization Trust,
Series 2024-04, Class D
5.230%	08/15/30	2,250	2,246,942
Series 2025-01, Class D
5.640%	11/15/30	3,750	3,787,709
CarMax Select Receivables Trust,
Series 2025-A, Class C
5.460%	07/15/31	5,100	5,126,107
Chesapeake Funding II LLC,
Series 2023-01A, Class A1, 144A
5.650%	05/15/35	1,377	1,385,920
Series 2024-01A, Class A1, 144A
5.520%	05/15/36	747	755,482
Citizens Auto Receivables Trust,
Series 2024-01, Class A4, 144A
5.030%	10/15/30	1,255	1,268,590
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
CPS Auto Receivables Trust,
Series 2023-B, Class A, 144A
5.910%	08/16/27	390	$390,098
Credit Acceptance Auto Loan Trust,
Series 2024-01A, Class A, 144A
5.680%	03/15/34	1,550	1,568,924
DT Auto Owner Trust,
Series 2023-02A, Class B, 144A
5.410%	02/15/29	1,022	1,023,847
Series 2023-02A, Class D, 144A
6.620%	02/15/29	2,000	2,043,863
Enterprise Fleet Financing LLC,
Series 2023-01, Class A3, 144A
5.420%	10/22/29	1,650	1,670,295
Series 2023-02, Class A2, 144A
5.560%	04/22/30	1,377	1,385,845
Exeter Automobile Receivables Trust,
Series 2023-03A, Class B
6.110%	09/15/27	298	298,712
Series 2025-02A, Class D
5.890%	07/15/31	5,100	5,147,260
Flagship Credit Auto Trust,
Series 2022-03, Class B, 144A
4.690%	07/17/28	2,247	2,244,737
Series 2023-01, Class B, 144A
5.050%	01/18/28	596	596,661
Ford Credit Auto Owner Trust,
Series 2021-01, Class C, 144A
1.910%	10/17/33	398	385,624
Series 2021-02, Class C, 144A
2.110%	05/15/34	1,025	979,671
GLS Auto Receivables Issuer Trust,
Series 2024-04A, Class B, 144A
4.890%	04/16/29	1,045	1,047,827
Series 2024-04A, Class D, 144A
5.650%	07/15/30	3,025	3,053,693
Series 2025-01A, Class D, 144A
5.610%	11/15/30	3,400	3,445,760
Hertz Vehicle Financing III LLC,
Series 2023-01A, Class A, 144A
5.490%	06/25/27	3,200	3,219,945
Series 2023-03A, Class A, 144A
5.940%	02/25/28	4,470	4,545,853
Series 2025-02A, Class A, 144A
5.130%	09/25/31	935	939,656
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	3,776	3,605,904
Hertz Vehicle Financing LLC,
Series 2022-02A, Class A, 144A
2.330%	06/26/28	5,600	5,340,708
Honda Auto Receivables Owner Trust,
Series 2021-04, Class A3
0.880%	01/21/26	40	40,291
Hyundai Auto Lease Securitization Trust,
Series 2024-A, Class B, 144A
5.350%	05/15/28	1,485	1,499,937
A1

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
JPMorgan Chase Bank NA,
Series 2021-03, Class D, 144A
1.009%	02/26/29	9	$9,370
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	639	636,180
Series 2021-01A, Class C, 144A
1.420%	07/14/28	765	745,880
Series 2021-01A, Class D, 144A
1.620%	11/14/30	225	219,386
Series 2023-01A, Class A, 144A
5.410%	11/14/29	4,100	4,144,362
Santander Bank Auto Credit-Linked Notes,
Series 2023-B, Class B, 144A
5.640%	12/15/33	243	244,234
Santander Drive Auto Receivables Trust,
Series 2021-02, Class D
1.350%	07/15/27	1,037	1,030,367
Series 2023-01, Class B
4.980%	02/15/28	781	781,756
Series 2023-03, Class C
5.770%	11/15/30	1,100	1,123,209
Series 2024-02, Class C
5.840%	06/17/30	500	510,767
Series 2024-05, Class D
5.140%	02/17/32	2,783	2,772,140
SBNA Auto Lease Trust,
Series 2024-A, Class A4, 144A
5.240%	01/22/29	750	755,577
Securitized Term Auto Receivables Trust (Canada),
Series 2025-A, Class B, 144A
5.038%	07/25/31	411	412,835
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class A4, 144A
5.470%	12/20/29	1,670	1,702,317
Series 2023-01A, Class B, 144A
5.710%	01/22/30	100	102,197
Series 2023-01A, Class C, 144A
5.970%	02/20/31	200	204,771
Series 2024-01A, Class B, 144A
5.380%	01/21/31	285	289,935
Tricolor Auto Securitization Trust,
Series 2024-01A, Class A, 144A
6.610%	10/15/27	496	498,722
Series 2024-03A, Class A, 144A
5.220%	06/15/28	589	590,436
Volkswagen Auto Loan Enhanced Trust,
Series 2021-01, Class A3
1.020%	06/22/26	21	20,891
Westlake Automobile Receivables Trust,
Series 2023-01A, Class D, 144A
6.790%	11/15/28	1,900	1,947,719
			98,228,279
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Debt Obligation — 0.0%
MF1 Ltd.,
Series 2021-FL06, Class A, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 1.100%)
5.531%(c)	07/16/36		438	$437,130
Collateralized Loan Obligations — 4.7%
AGL Core CLO Ltd. (Cayman Islands),
Series 2020-08A, Class A1R2, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)
5.712%(c)	01/20/38		4,500	4,500,035
AIMCO CLO Ltd. (United Kingdom),
Series 2022-18A, Class A1LR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.653%(c)	07/20/37		6,000	6,002,302
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-07A, Class AR3, 144A, 3 Month SOFR + 1.560% (Cap N/A, Floor 1.560%)
5.860%(c)	04/28/37		5,000	5,008,610
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
3.543%(c)	04/25/34	EUR	1,722	1,859,912
Apidos CLO (Cayman Islands),
Series 2013-15A, Class A1RR, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
5.565%(c)	04/20/31		139	138,636
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2023-04A, Class B, 144A, 3 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)
6.793%(c)	10/21/36		3,375	3,375,669
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
5.625%(c)	07/18/30		282	281,876
Series 2021-17A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)
5.593%(c)	03/09/34		8,250	8,251,082
BlueMountain CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 0.000%)
5.732%(c)	10/22/30		80	80,342
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
3.385%(c)	04/15/31	EUR	2,080	2,238,745
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.775%(c)	10/15/35	EUR	3,810	4,113,558
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)
5.534%(c)	04/17/31		169	168,951
Carlyle US CLO Ltd. (Cayman Islands),
Series 2024-02A, Class A, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)
5.820%(c)	04/25/37		1,800	1,804,017

A2

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.735%(c)	01/20/35		3,040	$3,036,042
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.643%(c)	10/20/37		8,750	8,758,823
Series 2019-03A, Class A1RR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.673%(c)	07/18/37		6,750	6,753,657
Series 2022-06A, Class BR, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)
6.703%(c)	10/17/36		3,170	3,190,881
Flatiron CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.950%)
5.514%(c)	04/17/31		160	159,534
Galaxy CLO Ltd. (Cayman Islands),
Series 2013-15A, Class ARR, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)
5.534%(c)	10/15/30		175	174,644
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR2, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)
5.700%(c)	10/22/37		8,500	8,515,176
Goldentree Loan Management US CLO Ltd. (Cayman Islands),
Series 2021-09A, Class AR, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.793%(c)	04/20/37		4,500	4,508,699
Goldentree Loan Management US CLO Ltd. (United Kingdom),
Series 2022-15A, Class BR, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)
6.693%(c)	10/20/36		4,570	4,594,266
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
5.702%(c)	04/15/34		2,083	2,079,341
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
3.573%(c)	04/25/34	EUR	1,042	1,128,009
Series 11A, Class A, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.556%(c)	04/25/39	EUR	5,000	5,395,974
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.684%(c)	10/19/38	EUR	5,000	5,419,399
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 0.000%)
5.520%(c)	10/20/31		862	861,173
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-19A, Class AR3, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.890%(c)	01/22/37		495	496,063
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)
5.644%(c)	10/15/32	4,507	$4,509,373
Series 2019-37A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.832%(c)	04/15/37	5,000	5,010,489
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2017-24A, Class AR2, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.650%(c)	10/19/38	4,750	4,751,656
NGC Ltd. (United Kingdom),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.893%(c)	07/20/37	8,250	8,267,704
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
5.642%(c)	04/26/31	56	55,725
Octagon 61 Ltd.,
Series 2023-02A, Class B, 144A, 3 Month SOFR + 2.350% (Cap N/A, Floor 2.350%)
6.643%(c)	04/20/36	3,085	3,103,094
OFSI BSL Ltd. (Cayman Islands),
Series 2022-11A, Class A1R, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)
6.343%(c)	10/18/35	5,000	5,004,124
OHA Credit Funding Ltd. (Cayman Islands),
Series 2019-03A, Class AR2, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.613%(c)	01/20/38	4,500	4,503,836
OHA Credit Partners Ltd. (Cayman Islands),
Series 2024-17A, Class A, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.722%(c)	01/18/38	8,750	8,750,059
Palmer Square CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.838%(c)	04/16/37	1,300	1,301,969
Polen Capital CLO Ltd. (Cayman Islands),
Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.581%(c)	04/20/38	8,750	8,730,804
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
5.714%(c)	07/15/31	671	670,705
Rad CLO Ltd. (Cayman Islands),
Series 2019-05A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
5.678%(c)	07/24/32	312	312,521
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
5.715%(c)	10/20/31	1,640	1,640,180

A3

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
RR Ltd. (Bermuda),
Series 2022-23A, Class A2R, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)
6.952%(c)	10/15/35		4,575	$4,602,204
Silver Rock CLO Ltd. (Cayman Islands),
Series 2020-01A, Class BRR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)
6.143%(c)	10/20/37		9,000	8,956,403
Sixth Street CLO Ltd. (Cayman Islands),
Series 2021-19A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
5.655%(c)	07/20/34		7,000	6,991,723
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
5.632%(c)	01/26/31		298	298,231
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.734%(c)	07/15/34		3,130	3,130,000
Southwick Park CLO LLC (Cayman Islands),
Series 2019-04A, Class A1R, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 1.322%)
5.615%(c)	07/20/32		242	241,963
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
3.503%(c)	04/25/30	EUR	1,588	1,716,791
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
3.226%(c)	02/20/30	EUR	4,077	4,393,825
Symphony CLO Ltd. (Cayman Islands),
Series 2021-26A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
5.635%(c)	04/20/33		230	229,983
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.742%(c)	07/25/34		2,083	2,083,566
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
6.163%(c)	01/20/36		8,250	8,240,226
Voya CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1RR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
5.584%(c)	04/17/30		145	144,940
Wellfleet CLO Ltd. (Cayman Islands),
Series 2022-02A, Class BR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)
6.143%(c)	10/18/37		8,000	7,960,445
				198,497,955
Consumer Loans — 1.0%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1A, 144A
5.610%	02/15/29		2,500	2,514,773
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Series 2024-A, Class A, 144A
5.610%	02/15/29		1,320	$1,328,829
Series 2024-B, Class A, 144A
4.620%	09/15/29		3,595	3,587,911
Aqua Finance Trust,
Series 2021-A, Class B, 144A
2.400%	07/17/46		4,810	4,214,504
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	13	9,320
Goldman Home Improvement Trust Issuer Trust,
Series 2021-GRN02, Class B, 144A
1.970%	06/25/51		151	146,119
Island Finance Trust,
Series 2025-01A, Class A, 144A
6.540%	03/19/35		1,000	1,019,620
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31		1,816	1,729,878
Mariner Finance Issuance Trust,
Series 2021-AA, Class A, 144A
1.860%	03/20/36		180	172,570
OneMain Financial Issuance Trust,
Series 2019-02A, Class A, 144A
3.140%	10/14/36		2,382	2,307,473
Series 2020-02A, Class A, 144A
1.750%	09/14/35		2,934	2,839,196
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
5.110%(c)	06/16/36		1,756	1,754,796
Series 2022-02A, Class A, 144A
4.890%	10/14/34		1,381	1,381,001
Series 2023-02A, Class A1, 144A
5.840%	09/15/36		4,000	4,081,837
Oportun Funding Trust,
Series 2024-03, Class B, 144A
5.480%	08/15/29		1,948	1,950,443
Series 2024-03, Class C, 144A
6.250%	08/15/29		1,207	1,212,651
Oportun Issuance Trust,
Series 2021-C, Class C, 144A
3.610%	10/08/31		1,450	1,426,857
Reach ABS Trust,
Series 2025-01A, Class C, 144A
5.990%	08/16/32		1,335	1,349,743
Regional Management Issuance Trust,
Series 2022-01, Class C, 144A
4.460%	03/15/32		3,200	3,116,478
Republic Finance Issuance Trust,
Series 2024-B, Class A, 144A
5.420%	11/20/37		1,850	1,871,104
Stream Innovations Issuer Trust,
Series 2024-02A, Class A, 144A
5.210%	02/15/45		2,525	2,553,500

A4

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Series 2024-02A, Class B, 144A
6.340%	02/15/45		2,230	$2,255,332
				42,823,935
Credit Cards — 0.2%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30		737	728,228
Continental Finance Credit Card ABS Master Trust,
Series 2024-A, Class A, 144A
5.780%	12/15/32		2,450	2,470,876
Series 2024-A, Class B, 144A
6.220%	12/15/32		1,990	2,005,039
Mercury Financial Credit Card Master Trust,
Series 2024-02A, Class B, 144A
7.430%	07/20/29		2,500	2,532,266
NewDay Funding Master Issuer PLC (United Kingdom),
Series 2024-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
5.363%(c)	07/15/32	GBP	1,700	2,198,527
				9,934,936
Equipment — 0.3%
Auxilior Term Funding LLC,
Series 2024-01A, Class A3, 144A
5.490%	07/15/31		1,440	1,468,096
CNH Equipment Trust,
Series 2023-A, Class A4
4.770%	10/15/30		715	720,009
Commercial Equipment Finance LLC,
Series 2024-01A, Class A, 144A
5.970%	07/16/29		1,246	1,258,797
DLLMT LLC,
Series 2024-01A, Class A4, 144A
4.980%	04/20/32		410	415,132
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41		1,440	1,410,624
SCF Equipment Leasing LLC,
Series 2024-01A, Class A3, 144A
5.520%	01/20/32		945	962,367
SCF Equipment Trust LLC,
Series 2025-01A, Class A3, 144A
5.110%	11/21/33		1,950	1,971,474
Series 2025-01A, Class D, 144A
5.880%	11/20/35		628	641,466
Series 2025-01A, Class E, 144A
6.750%	11/20/35		1,450	1,475,825
				10,323,790
Home Equity Loans — 0.2%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
5.075%(c)	05/25/34		120	112,918
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
5.935%(c)	03/25/43	57	$56,860
BRAVO Residential Funding Trust,
Series 2024-CES01, Class A1A, 144A
6.377%(cc)	04/25/54	823	831,570
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month SOFR + 0.594% (Cap N/A, Floor 0.480%)
4.915%(c)	01/25/34	294	286,846
MASTR Asset-Backed Securities Trust,
Series 2004-WMC02, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)
5.335%(c)	04/25/34	152	148,871
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
5.075%(c)	08/25/33	95	98,062
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44	759	762,949
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44	825	836,208
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64	227	227,578
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64	75	75,842
Series 2024-CES04, Class A1, 144A
5.122%(cc)	09/25/64	1,698	1,688,435
Series 2024-CES05, Class A1, 144A
5.167%(cc)	09/25/64	1,816	1,807,385
			6,933,524
Manufactured Housing — 0.1%
Cascade MH Asset Trust,
Series 2024-MH01, Class A1, 144A
5.695%(cc)	11/25/56	2,837	2,878,016
Other — 2.2%
Aligned Data Centers Issuer LLC,
Series 2023-01A, Class A2, 144A
6.000%	08/17/48	2,270	2,291,418
AMSR Trust,
Series 2024-SFR02, Class D, 144A
4.150%	11/17/41	1,930	1,797,135
Series 2024-SFR02, Class E1, 144A
4.150%	11/17/41	3,439	3,189,183
Bridge Trust,
Series 2022-SFR01, Class E1, 144A
6.300%	11/17/37	4,500	4,492,339
CF Hippolyta Issuer LLC,
Series 2020-01, Class A1, 144A
1.690%	07/15/60	906	893,550
Series 2021-01A, Class A1, 144A
1.530%	03/15/61	391	373,833

A5

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
Series 2022-01A, Class A1, 144A
5.970%	08/15/62	592	$594,529
Compass Datacenters Issuer II LLC,
Series 2024-02A, Class A1, 144A
5.022%	08/25/49	1,855	1,843,489
CoreVest American Finance Trust,
Series 2019-03, Class A, 144A
2.705%	10/15/52	129	127,512
Series 2020-03, Class A, 144A
1.358%	08/15/53	609	593,112
DB Master Finance LLC,
Series 2021-01A, Class A23, 144A
2.791%	11/20/51	2,022	1,742,980
Series 2021-01A, Class A2II, 144A
2.493%	11/20/51	1,988	1,824,493
Domino’s Pizza Master Issuer LLC,
Series 2017-01A, Class A23, 144A
4.118%	07/25/47	1,626	1,596,678
Series 2019-01A, Class A2, 144A
3.668%	10/25/49	3,350	3,147,171
Series 2021-01A, Class A2II, 144A
3.151%	04/25/51	2,076	1,850,448
FirstKey Homes Trust,
Series 2021-SFR01, Class E2, 144A
2.489%	08/17/38	3,600	3,454,423
Series 2021-SFR02, Class A, 144A
1.376%	09/17/38	3,168	3,029,049
Series 2022-SFR01, Class A, 144A
4.145%	05/19/39	1,146	1,130,721
Series 2022-SFR02, Class D, 144A
4.500%	07/17/39	2,500	2,448,349
FRTKL,
Series 2021-SFR01, Class E2, 144A
2.522%	09/17/38	3,000	2,842,817
GoodLeap Home Improvement Solutions Trust,
Series 2024-01A, Class A, 144A
5.350%	10/20/46	600	607,375
Hilton Grand Vacations Trust,
Series 2024-03A, Class C, 144A
5.710%	08/27/40	2,471	2,505,506
Home Partners of America Trust,
Series 2021-02, Class A, 144A
1.901%	12/17/26	3,956	3,786,298
Series 2021-02, Class D, 144A
2.652%	12/17/26	3,456	3,282,219
KKR Asset-Based Income Fund,
6.793%	03/20/65^	3,400	3,400,000
MVW LLC,
Series 2024-01A, Class C, 144A
6.200%	02/20/43	472	483,375
New Economy Assets Phase Sponsor LLC,
Series 2021-01, Class A1, 144A
1.910%	10/20/61	1,420	1,325,128
Progress Residential Trust,
Series 2021-SFR03, Class A, 144A
1.637%	05/17/26	3,785	3,699,913
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
Series 2021-SFR08, Class A, 144A
1.510%	10/17/38	3,651	$3,502,859
Series 2021-SFR10, Class A, 144A
2.393%	12/17/40	607	565,741
Series 2021-SFR11, Class E1, 144A
3.378%	01/17/39	2,500	2,335,038
Series 2022-SFR01, Class E1, 144A
3.930%	02/17/41	2,250	2,104,163
Series 2022-SFR03, Class A, 144A
3.200%	04/17/39	1,061	1,032,267
Series 2025-SFR01, Class D, 144A
3.650%(cc)	02/17/42	3,450	3,125,381
Retained Vantage Data Centers Issuer LLC,
Series 2023-01A, Class A2A, 144A
5.000%	09/15/48	3,400	3,373,796
Sierra Timeshare Receivables Funding LLC,
Series 2024-03A, Class C, 144A
5.320%	08/20/41	2,759	2,765,121
Stack Infrastructure Issuer LLC,
Series 2023-02A, Class A2, 144A
5.900%	07/25/48	1,925	1,947,176
Taco Bell Funding LLC,
Series 2021-01A, Class A2II, 144A
2.294%	08/25/51	3,439	3,084,440
Tricon Residential Trust,
Series 2022-SFR01, Class A, 144A
3.856%	04/17/39	5,076	4,969,289
VB-S1 Issuer LLC,
Series 2024-01A, Class C2, 144A
5.590%	05/15/54	2,165	2,178,238
Wendy’s Funding LLC,
Series 2021-01A, Class A2II, 144A
2.775%	06/15/51	3,080	2,689,980
Zayo Issuer LLC,
Series 2025-01A, Class A2, 144A
5.648%	03/20/55	1,675	1,681,948
			93,708,480
Residential Mortgage-Backed Securities — 0.1%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
5.035%(c)	02/25/34	26	25,654
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
4.006%(c)	10/25/34	65	62,186
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
5.485%(c)	11/25/34	2	1,786
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB04, Class A6
5.872%(cc)	05/25/35	3	2,770

A6

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC03, Class M3, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.475%)
6.910%(c)	06/25/34		45	$45,101
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
6.280%(c)	01/25/35		63	61,340
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
4.417%(c)	09/25/34		231	239,116
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%
5.854%(c)	03/15/26^	EUR	2,508	2,020,386
				2,458,340
Student Loans — 0.1%
College Avenue Student Loans LLC,
Series 2021-A, Class A1, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 1.100%)
5.535%(c)	07/25/51		40	39,824
Series 2021-C, Class B, 144A
2.720%	07/26/55		93	84,040
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43		1,097	1,052,825
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		19	18,773
Navient Private Education Refi Loan Trust,
Series 2020-FA, Class A, 144A
1.220%	07/15/69		267	248,684
Series 2021-FA, Class A, 144A
1.110%	02/18/70		1,533	1,346,650
Nelnet Student Loan Trust,
Series 2021-CA, Class B, 144A
2.530%	04/20/62		1,400	1,203,087
Series 2021-CA, Class C, 144A
3.360%	04/20/62		100	85,741
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		304	291,970
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		1,154	1,107,685
				5,479,279

Total Asset-Backed Securities (cost $473,161,455)				471,703,664
Commercial Mortgage-Backed Securities — 6.5%
2023-MIC Trust (The),
Series 2023-MIC, Class A, 144A
8.437%(cc)	12/05/38		1,330	1,446,490
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
245 Park Avenue Trust,
Series 2017-245P, Class XA, IO, 144A
0.149%(cc)	06/05/37	3,000	$10,592
BAHA Trust,
Series 2024-MAR, Class A, 144A
5.574%(cc)	12/10/41	3,000	3,042,404
BAMLL Re-REMIC Trust,
Series 2025-FRR05, Class A736, 144A
2.230%(cc)	09/27/52	4,000	3,804,658
Series 2025-FRR05, Class AK86, 144A
1.747%(s)	11/27/51	4,787	3,793,685
BANK,
Series 2018-BN14, Class A4
4.231%(cc)	09/15/60	1,715	1,683,800
Series 2018-BNK11, Class A2
3.784%	03/15/61	4,162	4,050,863
Series 2019-BN16, Class A4
4.005%	02/15/52	1,800	1,740,791
Series 2019-BN18, Class A2
3.474%	05/15/62	975	972,844
Series 2019-BN20, Class A2
2.758%	09/15/62	3,540	3,271,093
Series 2019-BN20, Class A3
3.011%	09/15/62	2,691	2,467,434
Series 2019-BN22, Class A3
2.726%	11/15/62	3,800	3,478,740
Series 2019-BN23, Class ASB
2.846%	12/15/52	1,956	1,873,228
Series 2019-BN24, Class A3
2.960%	11/15/62	1,165	1,073,415
Series 2020-BN25, Class A4
2.399%	01/15/63	4,800	4,310,619
Series 2020-BN26, Class ASB
2.313%	03/15/63	6,235	5,916,398
Series 2020-BN30, Class ASB
1.673%	12/15/53	2,500	2,302,158
Series 2022-BNK39, Class XA, IO
0.418%(cc)	02/15/55	20,275	486,768
Series 2022-BNK40, Class A4
3.393%(cc)	03/15/64	460	416,143
Series 2023-BNK45, Class XA, IO
0.996%(cc)	02/15/56	5,809	330,642
Series 2023-BNK46, Class XA, IO
0.617%(cc)	08/15/56	9,305	342,479
Series 2024-BNK47, Class XA, IO
0.822%(cc)	06/15/57	11,261	663,886
Series 2024-BNK48, Class XA, IO
1.148%(cc)	10/15/57	8,968	760,161
BANK5,
Series 2023-05YR04, Class XA, IO
1.005%(cc)	12/15/56	3,277	103,394
Series 2024-05YR10, Class A3
5.302%	10/15/57	4,400	4,470,919

A7

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Barclays Commercial Mortgage Securities Trust,
Series 2018-TALL, Class A, 144A, 1 Month SOFR + 0.919% (Cap N/A, Floor 0.872%)
5.239%(c)	03/15/37	6,435	$6,097,758
Series 2019-C03, Class XA, IO
1.310%(cc)	05/15/52	1,483	62,624
Series 2019-C04, Class A4
2.661%	08/15/52	2,472	2,292,950
Series 2021-C10, Class XA, IO
1.212%(cc)	07/15/54	22,556	1,234,472
Series 2024-C24, Class XA, IO
1.625%(cc)	02/15/57	8,086	816,784
Series 2024-C26, Class XA, IO
1.014%(cc)	05/15/57	11,943	895,676
Series 2024-C28, Class XA, IO
1.111%(cc)	09/15/57	7,788	619,034
Series 2025-C32, Class XA, IO
1.130%(cc)	02/15/62	4,784	416,485
Benchmark Mortgage Trust,
Series 2019-B09, Class A4
3.751%	03/15/52	8,403	8,141,700
Series 2019-B09, Class AAB
3.933%	03/15/52	1,622	1,601,864
Series 2019-B10, Class A3
3.455%	03/15/62	693	660,494
Series 2020-B18, Class A4
1.672%	07/15/53	3,000	2,591,649
Series 2020-B19, Class A4
1.546%	09/15/53	1,500	1,309,584
Series 2020-B22, Class A4
1.685%	01/15/54	1,500	1,294,639
Series 2021-B27, Class A3
1.792%	07/15/54	5,000	4,535,328
Series 2021-B27, Class A4
2.103%	07/15/54	4,000	3,434,648
Series 2021-B28, Class XA, IO
1.258%(cc)	08/15/54	1,377	76,935
Series 2023-B39, Class XA, IO
0.573%(cc)	07/15/56	19,908	752,669
Series 2023-B40, Class XA, IO
1.172%(cc)	12/15/56	5,440	328,792
Series 2024-V10, Class A3
5.277%	09/15/57	3,400	3,453,711
BMO Mortgage Trust,
Series 2024-C09, Class XA, IO
0.861%(cc)	07/15/57	11,070	733,944
BOCA Commercial Mortgage Trust,
Series 2024-BOCA, Class A, 144A, 1 Month SOFR + 1.921% (Cap N/A, Floor 1.921%)
6.240%(c)	08/15/41	4,665	4,685,282
BPR Trust,
Series 2024-PMDW, Class A, 144A
5.358%(cc)	11/05/41	1,455	1,464,869
BX Commercial Mortgage Trust,
Series 2024-BIO02, Class D, 144A
7.713%(cc)	08/13/41	470	464,889
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
BX Trust,
Series 2022-CLS, Class B, 144A
6.300%	10/13/27	2,185	$2,187,853
Series 2024-PAT, Class A, 144A, 1 Month SOFR + 2.090% (Cap N/A, Floor 2.090%)
6.409%(c)	03/15/41	3,100	3,096,127
CD Mortgage Trust,
Series 2017-CD03, Class A4
3.631%	02/10/50	590	562,776
Series 2017-CD05, Class A3
3.171%	08/15/50	1,917	1,840,999
Series 2019-CD08, Class A3
2.657%	08/15/57	4,924	4,537,031
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2
3.585%	12/10/54	2,517	2,456,464
Citigroup Commercial Mortgage Trust,
Series 2016-P04, Class A4
2.902%	07/10/49	1,015	986,697
Series 2017-C04, Class A3
3.209%	10/12/50	2,542	2,454,163
Series 2019-C07, Class A4
3.102%	12/15/72	2,721	2,520,010
Series 2019-GC41, Class A4
2.620%	08/10/56	2,063	1,881,261
Series 2019-GC41, Class XA, IO
1.032%(cc)	08/10/56	27,209	898,981
Series 2019-GC43, Class A3
2.782%	11/10/52	3,230	2,925,726
Series 2019-GC43, Class A4
3.038%	11/10/52	3,008	2,723,586
Commercial Mortgage Trust,
Series 2015-CR25, Class XA, IO
0.780%(cc)	08/10/48	516	68
Series 2015-LC23, Class A3
3.521%	10/10/48	2,760	2,745,464
Series 2016-COR01, Class A3
2.826%	10/10/49	2,430	2,352,337
Series 2019-GC44, Class A4
2.698%	08/15/57	11,660	10,627,817
Series 2024-277P, Class A, 144A
6.338%	08/10/44	2,200	2,294,116
Series 2024-CBM, Class A2, 144A
5.867%(cc)	12/10/41	3,115	3,178,763
Credit Suisse Mortgage Trust,
Series 2017-TIME, Class A, 144A
3.646%	11/13/39	160	142,756
CSAIL Commercial Mortgage Trust,
Series 2016-C06, Class XA, IO
1.853%(cc)	01/15/49	1,045	9,617
Series 2017-CX10, Class A4
3.191%	11/15/50	1,566	1,511,457
Series 2018-CX12, Class A3
3.959%	08/15/51	1,425	1,380,936
Series 2018-CX12, Class A4
4.224%(cc)	08/15/51	70	67,902

A8

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
DBGS Mortgage Trust,
Series 2018-C01, Class A4
4.466%	10/15/51	2,215	$2,164,540
DC Trust,
Series 2024-HLTN, Class A, 144A
5.727%(cc)	04/13/40	995	1,008,101
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A4
3.276%	05/10/49	170	166,681
Series 2016-C03, Class A4
2.632%	08/10/49	1,684	1,645,487
DTP Commercial Mortgage Trust,
Series 2023-STE02, Class A, 144A
5.454%(cc)	01/15/41	770	786,111
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO
0.615%(cc)	11/25/25	10,840	30,708
Series K055, Class X1, IO
1.326%(cc)	03/25/26	5,100	51,418
Series K097, Class X1, IO
1.087%(cc)	07/25/29	10,175	400,356
Series K118, Class X1, IO
0.952%(cc)	09/25/30	8,011	338,196
Series K162, Class X1, IO
0.370%(cc)	12/25/33	5,858	171,757
Series K164, Class X1, IO
0.282%(cc)	05/25/34	10,049	252,673
Series K517, Class A2
5.355%(cc)	01/25/29	2,246	2,320,284
Series K753, Class X1, IO
0.229%(cc)	10/25/30	7,363	102,604
Series Q001, Class XA, IO
2.086%(cc)	02/25/32	4,788	305,215
FREMF Mortgage Trust,
Series 2017-K64, Class B, 144A
4.000%(cc)	05/25/50	3,500	3,448,618
Series 2017-K68, Class B, 144A
3.841%(cc)	10/25/49	3,550	3,472,521
Series 2019-K087, Class B, 144A
4.322%(cc)	01/25/51	3,550	3,477,791
Series 2019-K088, Class B, 144A
4.385%(cc)	02/25/52	2,000	1,971,406
Series 2019-K097, Class C, 144A
3.769%(cc)	09/25/51	2,095	1,979,585
Series 2019-K099, Class B, 144A
3.647%(cc)	10/25/52	3,300	3,115,865
Series 2019-K102, Class C, 144A
3.530%(cc)	12/25/51	3,868	3,576,937
Government National Mortgage Assoc.,
Series 2022-113, Class Z
2.000%	09/16/61	3,592	1,882,808
GS Mortgage Securities Corp. II,
Series 2024-70P, Class A, 144A
4.956%(cc)	03/10/41	4,560	4,602,728
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust,
Series 2015-GS01, Class A3
3.734%	11/10/48	110	$108,845
Series 2017-GS05, Class A3
3.409%	03/10/50	4,479	4,393,429
Series 2019-GC38, Class AAB
3.835%	02/10/52	2,545	2,512,319
Series 2019-GC42, Class A3
2.749%	09/10/52	4,520	4,151,617
HTL Commercial Mortgage Trust,
Series 2024-T53, Class A, 144A
5.876%(cc)	05/10/39	1,065	1,072,266
IRV Trust,
Series 2025-200P, Class A, 144A
5.295%(cc)	03/14/47	2,800	2,789,657
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A5
3.454%	09/15/50	3,000	2,895,041
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	430	404,200
Series 2019-MFP, Class F, 144A, 1 Month SOFR + 3.047% (Cap N/A, Floor 3.000%)
7.367%(c)	07/15/36	500	462,680
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	2,000	1,936,924
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C32, Class XA, IO
0.641%(cc)	12/15/49	4,296	36,686
Series 2017-C34, Class A4
3.536%	11/15/52	4,400	4,266,945
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	750	725,786
Series 2017-H01, Class XD, IO, 144A
2.141%(cc)	06/15/50	700	28,730
Series 2019-H07, Class A3
3.005%	07/15/52	1,081	1,009,386
Series 2019-L02, Class A4
4.071%	03/15/52	252	243,585
Series 2021-230P, Class A, 144A, 1 Month SOFR + 1.284% (Cap N/A, Floor 1.169%)
5.603%(c)	12/15/38	3,660	3,551,520
MSWF Commercial Mortgage Trust,
Series 2023-02, Class XA, IO
0.907%(cc)	12/15/56	7,052	426,045
Natixis Commercial Mortgage Securities Trust,
Series 2018-SOX, Class A, 144A
4.404%	06/17/38	310	302,582
NJ,
Series 2025-WBRK, Class A, 144A
5.867%	03/05/35	3,660	3,755,801
NY Commercial Mortgage Trust,
Series 2025-299P, Class A, 144A
5.286%(cc)	02/10/47	475	487,083

A9

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
NYC Commercial Mortgage Trust,
Series 2025-03BP, Class A, 144A, 1 Month SOFR + 1.213% (Cap N/A, Floor 1.213%)
5.532%(c)	02/15/42	1,435	$1,417,144
One Market Plaza Trust,
Series 2017-01MKT, Class XCP, IO, 144A
0.000%(cc)	02/10/32	10,119	10
ONNI Commerical Mortgage Trust,
Series 2024-APT, Class A, 144A
5.196%(cc)	07/15/39	1,220	1,234,788
RFM Reremic Trust,
Series 2024-FRR02, Class A123, 144A
2.009%(cc)	02/27/54	2,000	1,642,786
RFR Trust,
Series 2025-SGRM, Class A, 144A
5.562%(cc)	03/11/41	5,565	5,604,873
ROCK Trust,
Series 2024-CNTR, Class A, 144A
5.388%	11/13/41	3,550	3,577,086
Series 2024-CNTR, Class C, 144A
6.471%	11/13/41	4,425	4,565,021
Series 2024-CNTR, Class D, 144A
7.109%	11/13/41	1,390	1,439,296
Series 2024-CNTR, Class E, 144A
8.819%	11/13/41	275	289,830
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	1,078	1,049,702
SLG Office Trust,
Series 2021-OVA, Class A, 144A
2.585%	07/15/41	500	429,488
TEXAS Commercial Mortgage Trust,
Series 2025-TWR, Class A, 144A, 1 Month SOFR + 1.293% (Cap N/A, Floor 1.293%)
5.603%(c)	04/15/42	2,780	2,774,797
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4
3.212%	11/15/50	2,687	2,596,088
Series 2017-C06, Class A4
3.320%	12/15/50	1,882	1,823,887
Series 2018-C12, Class A4
4.030%	08/15/51	2,382	2,338,037
Series 2019-C16, Class A3
3.344%	04/15/52	2,063	1,950,106
WCORE Commercial Mortgage Trust,
Series 2024-CORE, Class D, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)
7.259%(c)	11/15/41	2,215	2,209,462
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3
2.684%	10/15/49	2,333	2,284,838
Series 2017-C38, Class A4
3.190%	07/15/50	410	398,894
Series 2017-C41, Class A3
3.210%	11/15/50	3,196	3,100,528
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2018-1745, Class A, 144A
3.749%(cc)	06/15/36	150	$137,400
Series 2019-C49, Class A3
3.749%	03/15/52	2,273	2,249,178
Series 2019-C52, Class A4
2.643%	08/15/52	1,296	1,202,131
Series 2024-C63, Class XA, IO
1.004%(cc)	08/15/57	14,249	1,065,098

Total Commercial Mortgage-Backed Securities (cost $279,232,407)			272,377,276
Convertible Bonds — 0.0%
Retail
Liberty Interactive LLC,
Sr. Unsec’d. Notes
3.750%	02/15/30	363	95,876
4.000%	11/15/29	496	138,014

Total Convertible Bonds (cost $699,279)			233,890
Corporate Bonds — 26.7%
Aerospace & Defense — 0.6%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.125%	03/26/29	1,425	1,444,024
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	7,900	7,729,461
2.950%	02/01/30	399	363,120
3.100%	05/01/26	38	37,345
3.200%	03/01/29	2,432	2,282,246
3.250%	02/01/35	234	192,290
3.550%	03/01/38	151	118,181
3.900%	05/01/49	66	47,374
5.150%	05/01/30	575	578,434
5.705%	05/01/40	2,855	2,775,083
5.930%	05/01/60	1,444	1,357,358
6.388%	05/01/31	340	362,294
6.528%	05/01/34	130	139,216
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28	800	789,512
7.000%	06/01/32	150	149,063
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
5.050%	06/01/29	835	844,649
5.054%	04/27/45	106	97,909
5.350%	06/01/34	1,000	1,009,474
5.500%	08/15/54	466	449,737
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
5.150%	05/01/40	390	378,778
5.250%	05/01/50	508	479,691

A10

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
RTX Corp.,
Sr. Unsec’d. Notes
2.250%	07/01/30	369	$327,643
3.030%	03/15/52	450	285,516
4.125%	11/16/28	1,573	1,551,694
4.500%	06/01/42	475	418,074
5.750%	11/08/26	600	610,920
6.000%	03/15/31	340	360,595
			25,179,681
Agriculture — 0.4%
Altria Group, Inc.,
Gtd. Notes
6.875%	11/01/33(a)	940	1,035,342
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.390%	08/15/37	1,440	1,259,972
4.540%	08/15/47	796	633,367
5.625%	08/15/35	1,150	1,151,818
5.834%	02/20/31	715	742,366
6.000%	02/20/34	225	232,944
Bunge Ltd. Finance Corp.,
Gtd. Notes
2.750%	05/14/31	2,000	1,772,262
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
2.125%	11/10/31	1,050	895,285
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group,
Gtd. Notes, 144A
5.950%	04/20/35	945	971,679
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.375%	11/01/27	1,815	1,813,606
4.500%	03/20/42	117	102,615
4.750%	11/01/31	550	548,437
4.875%	02/15/28	526	532,668
5.125%	02/15/30	1,765	1,800,180
5.250%	02/13/34	170	171,534
5.375%	02/15/33	310	316,032
5.625%	09/07/33	1,405	1,455,840
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35	1,345	1,351,855
7.000%	08/04/41	264	280,791
			17,068,593
Airlines — 0.2%
American Airlines 2015-2 Class A Pass Through Trust,
Pass-Through Certificates
4.000%	03/22/29(a)	1,721	1,664,993
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29	104	101,122
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	101	97,900
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
American Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.200%	12/15/29	184	$175,050
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	265	263,728
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	318	316,806
4.750%	10/20/28	3,973	3,954,128
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27(a)	349	350,196
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27	114	112,820
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29	86	82,697
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30	70	66,558
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	624	586,086
United Airlines 2018-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.500%	09/01/31	108	102,740
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	282	249,499
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	495	486,693
4.625%	04/15/29	109	103,177
			8,714,193
Apparel — 0.0%
Tapestry, Inc.,
Sr. Unsec’d. Notes
5.100%	03/11/30	465	464,977
5.500%	03/11/35	1,145	1,131,377
			1,596,354
Auto Manufacturers — 0.4%
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
3.500%	04/07/25	1,995	1,994,629
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	675	624,629
4.125%	08/17/27	2,240	2,163,840
4.271%	01/09/27	200	195,728
5.800%	03/05/27	565	567,687

A11

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	1,611	$1,488,814
General Motors Financial Co., Inc.,
Gtd. Notes
4.000%	10/06/26	149	147,113
4.350%	04/09/25	512	511,914
Sr. Unsec’d. Notes
5.000%	04/09/27	500	500,652
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
5.250%	01/08/27(a)	2,290	2,308,711
5.300%	06/24/29	2,950	2,979,903
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
4.950%	08/15/29	1,460	1,441,037
			14,924,657
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd.,
Gtd. Notes
5.150%	09/13/34	1,285	1,211,829
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30	75	75,539
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	51	50,873
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30	367	340,573
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	3,600	3,434,312
			5,113,126
Banks — 8.3%
ABN AMRO Bank NV (Netherlands),
Sr. Non-Preferred Notes, 144A
5.515%(ff)	12/03/35(a)	1,300	1,300,035
Sub. Notes, 144A, MTN
4.750%	07/28/25	1,000	999,020
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A
6.608%(ff)	09/13/29	2,500	2,634,313
Sr. Unsec’d. Notes, 144A, MTN
5.871%(ff)	03/28/35	2,500	2,536,582
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
4.175%(ff)	03/24/28	200	197,810
5.538%(ff)	03/14/30	800	816,874
5.565%	01/17/30	600	614,995
6.033%	01/17/35	600	620,769
Sr. Preferred Notes
5.439%	07/15/31	600	613,853
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Bank of America Corp.,
Sr. Unsec’d. Notes
2.299%(ff)	07/21/32	1,837	$1,569,196
2.572%(ff)	10/20/32	1,317	1,135,881
2.592%(ff)	04/29/31	8,081	7,254,670
2.687%(ff)	04/22/32	3,970	3,494,431
4.571%(ff)	04/27/33	1,300	1,255,496
4.979%(ff)	01/24/29	1,740	1,756,891
5.162%(ff)	01/24/31(a)	1,310	1,327,861
5.468%(ff)	01/23/35	5,814	5,896,986
5.933%(ff)	09/15/27	850	866,507
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	282	275,936
Sr. Unsec’d. Notes, MTN
1.319%(ff)	06/19/26	380	377,282
1.898%(ff)	07/23/31	11,123	9,558,630
1.922%(ff)	10/24/31	430	367,838
2.496%(ff)	02/13/31	1,402	1,258,659
2.972%(ff)	02/04/33	1,080	946,943
3.194%(ff)	07/23/30	1,496	1,402,919
3.824%(ff)	01/20/28	912	900,459
3.970%(ff)	03/05/29	1,584	1,556,016
3.974%(ff)	02/07/30	424	412,375
4.083%(ff)	03/20/51	335	263,098
4.271%(ff)	07/23/29	211	208,500
4.330%(ff)	03/15/50	517	424,738
4.376%(ff)	04/27/28	470	467,928
5.000%	01/21/44	1,003	939,840
Sub. Notes
2.482%(ff)	09/21/36	780	649,457
5.518%(ff)	10/25/35	905	885,619
5.744%(ff)	02/12/36	150	149,631
Sub. Notes, MTN
4.250%	10/22/26	15	14,955
Bank of Ireland Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A
5.601%(ff)	03/20/30(a)	2,500	2,554,797
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.650%	03/08/27(a)	1,385	1,338,994
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
4.975%(ff)	03/14/30	390	395,276
5.060%(ff)	07/22/32	1,210	1,223,299
5.188%(ff)	03/14/35	575	578,625
6.317%(ff)	10/25/29	375	396,705
Bank of New Zealand (New Zealand),
Sr. Unsec’d. Notes, 144A
2.285%	01/27/27	2,085	2,008,405
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
2.951%	03/11/27	1,355	1,317,355
Banque Federative du Credit Mutuel SA (France),
Sr. Preferred Notes, 144A
5.538%	01/22/30	1,215	1,251,532

A12

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.942%(ff)	09/10/30	1,563	$1,555,389
5.367%(ff)	02/25/31	3,792	3,831,118
5.690%(ff)	03/12/30	1,530	1,567,104
5.785%(ff)	02/25/36	575	575,988
6.036%(ff)	03/12/55	1,500	1,513,018
7.385%(ff)	11/02/28	800	848,038
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	304	304,830
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
2.219%(ff)	06/09/26	397	395,033
2.871%(ff)	04/19/32	965	846,246
3.132%(ff)	01/20/33	2,200	1,916,987
4.400%	08/14/28	530	522,821
5.198%(ff)	01/10/30	728	733,561
5.283%(ff)	11/19/30	3,335	3,362,312
Sr. Non-Preferred Notes, 144A, MTN
5.786%(ff)	01/13/33(a)	1,715	1,749,978
Sr. Preferred Notes, 144A
5.125%(ff)	01/13/29	1,490	1,504,414
Sub. Notes, 144A
5.906%(ff)	11/19/35	900	887,608
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
4.625%	09/12/28	495	489,992
5.876%(ff)	01/14/31	1,390	1,423,388
6.293%(ff)	01/14/36	1,890	1,944,392
6.714%(ff)	10/19/29	1,630	1,715,629
7.003%(ff)	10/19/34	585	635,957
Sub. Notes, 144A
6.508%(ff)	01/18/35	1,465	1,498,956
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
6.037%(ff)	06/15/35(a)	1,460	1,504,702
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.875%	04/30/29	1,600	1,650,132
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	3,777	3,280,984
2.572%(ff)	06/03/31	4,598	4,094,646
2.666%(ff)	01/29/31	640	577,077
3.520%(ff)	10/27/28	1,240	1,205,147
3.668%(ff)	07/24/28	948	926,869
3.785%(ff)	03/17/33	1,500	1,371,870
3.887%(ff)	01/10/28	1,057	1,044,368
4.075%(ff)	04/23/29	460	452,404
4.650%	07/30/45	458	399,800
4.650%	07/23/48	130	110,712
4.658%(ff)	05/24/28	1,965	1,966,290
4.910%(ff)	05/24/33	530	519,172
5.174%(ff)	02/13/30	510	516,027
5.449%(ff)	06/11/35	1,510	1,519,305
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28	4,250	$4,128,916
Sub. Notes
4.450%	09/29/27	964	958,892
4.600%	03/09/26	225	224,826
4.750%	05/18/46	22	18,649
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
5.718%(ff)	07/23/32(a)	700	712,645
6.645%(ff)	04/25/35	145	154,183
Cooperatieve Rabobank UA (Netherlands),
Sr. Non-Preferred Notes, 144A
3.649%(ff)	04/06/28(a)	640	627,082
3.758%(ff)	04/06/33	1,000	913,883
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A
5.230%(ff)	01/09/29(a)	2,796	2,819,787
Sr. Non-Preferred Notes, 144A, MTN
4.631%(ff)	09/11/28	2,090	2,084,519
5.335%(ff)	01/10/30(a)	944	956,239
5.862%(ff)	01/09/36	2,110	2,156,651
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
5.705%(ff)	03/01/30	2,000	2,055,578
Sr. Non-Preferred Notes, 144A, MTN
5.019%(ff)	03/04/31	915	914,727
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.129%(ff)	11/24/26	1,825	1,790,210
2.311%(ff)	11/16/27	545	523,363
5.403%(ff)	09/11/35(a)	1,275	1,238,884
6.720%(ff)	01/18/29	155	161,978
6.819%(ff)	11/20/29	2,500	2,647,639
Sr. Non-Preferred Notes, SOFR + 1.219%
5.578%(c)	11/16/27	715	718,218
Sr. Preferred Notes
4.162%	05/13/25	1,095	1,094,457
Federation des Caisses Desjardins du Quebec (Canada),
Sr. Unsec’d. Notes, 144A
5.250%	04/26/29	1,305	1,328,726
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	9,695	9,402,708
1.948%(ff)	10/21/27	190	182,280
2.383%(ff)	07/21/32	625	535,182
2.600%	02/07/30	310	280,730
2.615%(ff)	04/22/32	2,689	2,346,774
2.640%(ff)	02/24/28	4,335	4,180,570
2.908%(ff)	07/21/42	1,640	1,157,927
3.500%	04/01/25	45	45,000
3.615%(ff)	03/15/28	1,645	1,613,925
3.814%(ff)	04/23/29	910	888,469
4.223%(ff)	05/01/29	521	513,749
4.482%(ff)	08/23/28	2,077	2,071,413
4.692%(ff)	10/23/30	1,165	1,157,524
5.016%(ff)	10/23/35	555	539,747

A13

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
5.049%(ff)	07/23/30	1,240	$1,250,220
5.207%(ff)	01/28/31(a)	2,355	2,386,917
5.727%(ff)	04/25/30	560	578,068
6.250%	02/01/41	629	663,052
Sub. Notes
4.250%	10/21/25	872	869,447
6.750%	10/01/37	335	362,174
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.804%(ff)	05/24/32	989	863,495
2.848%(ff)	06/04/31	417	374,421
5.130%(ff)	03/03/31	1,920	1,922,072
5.286%(ff)	11/19/30	3,245	3,273,883
5.402%(ff)	08/11/33(a)	2,275	2,297,261
5.733%(ff)	05/17/32	355	364,723
5.887%(ff)	08/14/27	550	558,275
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
4.443%(ff)	08/04/28	3,360	3,337,654
5.272%(ff)	01/15/31	550	555,237
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.578%(ff)	04/22/27	540	523,537
2.182%(ff)	06/01/28	462	439,395
2.545%(ff)	11/08/32	995	860,650
2.580%(ff)	04/22/32	655	575,423
2.739%(ff)	10/15/30	508	466,216
2.947%(ff)	02/24/28	2,070	2,009,775
2.963%(ff)	01/25/33	2,910	2,569,475
3.540%(ff)	05/01/28	1,184	1,160,258
3.702%(ff)	05/06/30	62	59,596
3.782%(ff)	02/01/28	1,057	1,042,562
4.005%(ff)	04/23/29	5,020	4,932,819
4.505%(ff)	10/22/28(a)	1,700	1,697,191
4.915%(ff)	01/24/29(a)	1,750	1,766,077
4.946%(ff)	10/22/35	315	308,329
4.995%(ff)	07/22/30	265	267,388
5.140%(ff)	01/24/31	1,535	1,559,561
5.299%(ff)	07/24/29	1,580	1,611,704
5.336%(ff)	01/23/35	3,445	3,475,031
5.581%(ff)	04/22/30	985	1,015,879
6.070%(ff)	10/22/27	865	885,360
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, 144A
4.932%(ff)	10/16/30	1,490	1,486,282
KeyCorp,
Sr. Unsec’d. Notes, GMTN
5.121%(ff)	04/04/31	920	923,240
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	03/22/28	1,624	1,607,389
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes
4.700%	01/27/28(a)	1,470	1,471,924
5.400%	11/21/25	2,550	2,556,826
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.475%(ff)	02/22/31	1,500	$1,540,646
Morgan Stanley,
Sr. Unsec’d. Notes
4.210%(ff)	04/20/28	1,325	1,315,228
5.230%(ff)	01/15/31	390	396,180
5.449%(ff)	07/20/29	585	598,095
5.466%(ff)	01/18/35(a)	1,500	1,518,120
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	265	225,083
2.699%(ff)	01/22/31	5,336	4,837,718
3.875%	01/27/26	279	277,579
4.431%(ff)	01/23/30	4,426	4,368,924
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	9,940	8,314,402
1.928%(ff)	04/28/32	225	188,397
2.511%(ff)	10/20/32	220	188,776
3.591%(ff)(cc)	07/22/28	428	417,145
3.622%(ff)	04/01/31	1,080	1,018,801
5.656%(ff)	04/18/30	650	670,015
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes
5.016%(ff)	01/12/29(a)	1,740	1,760,406
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.892%(ff)	05/18/29	614	614,622
5.516%(ff)	09/30/28(a)	3,800	3,865,903
Norinchukin Bank (The) (Japan),
Sr. Unsec’d. Notes, 144A
5.430%	03/09/28	1,830	1,862,345
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.812%(ff)	10/21/32	700	692,150
5.102%(ff)	07/23/27	1,740	1,749,614
5.582%(ff)	06/12/29	1,300	1,336,444
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
4.965%(ff)	01/24/29	1,750	1,759,024
5.150%	02/01/34(a)	350	352,557
5.153%(ff)	02/04/31	1,470	1,485,410
Sr. Unsec’d. Notes, MTN
3.875%	05/04/32	440	412,676
Sr. Unsec’d. Notes, Series I, MTN
2.050%	01/21/27	1,395	1,340,953
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
5.694%(ff)	04/15/31	3,865	3,940,800
Societe Generale SA (France),
Gtd. Notes, 144A
2.797%(ff)	01/19/28	980	943,054
Sr. Non-Preferred Notes, 144A
6.066%(ff)	01/19/35	1,090	1,104,097
Sr. Non-Preferred Notes, 144A, MTN
1.792%(ff)	06/09/27	3,650	3,520,790
5.250%	02/19/27	817	822,170

A14

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
6.100%(ff)	04/13/33	2,820	$2,886,593
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.005%(ff)	10/15/30(a)	3,140	3,128,225
7.767%(ff)	11/16/28	1,280	1,368,358
State Street Bank & Trust Co.,
Sr. Unsec’d. Notes
4.782%	11/23/29	1,740	1,756,501
State Street Corp.,
Sr. Unsec’d. Notes
2.203%(ff)	02/07/28(a)	4,320	4,146,762
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes
4.783%	12/17/29	1,760	1,758,619
5.298%	01/30/32	780	792,631
Sr. Unsec’d. Notes, MTN
2.800%	03/10/27	4,540	4,399,785
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.122%(ff)	01/26/34	3,695	3,620,906
7.161%(ff)	10/30/29	840	904,148
U.S. Bancorp,
Sr. Unsec’d. Notes
5.775%(ff)	06/12/29	520	536,222
5.836%(ff)	06/12/34	170	175,535
Sr. Unsec’d. Notes, MTN
2.215%(ff)	01/27/28	4,295	4,118,318
UBS AG (Switzerland),
Sr. Unsec’d. Notes
5.000%	07/09/27	1,070	1,081,107
7.500%	02/15/28	1,090	1,172,631
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
4.550%	04/17/26	350	350,225
Sr. Unsec’d. Notes, 144A
2.746%(ff)	02/11/33	736	628,485
3.091%(ff)	05/14/32	2,077	1,851,126
4.194%(ff)	04/01/31	1,765	1,698,813
4.253%	03/23/28	607	598,757
6.442%(ff)	08/11/28	1,825	1,893,137
6.537%(ff)	08/12/33	2,825	3,022,750
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.244%(ff)	01/24/31	555	564,176
5.389%(ff)	04/24/34	545	548,602
5.499%(ff)	01/23/35(a)	2,175	2,203,344
6.491%(ff)	10/23/34	695	749,912
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	8,461	8,072,502
2.879%(ff)	10/30/30	2,827	2,605,380
3.350%(ff)	03/02/33	4,120	3,694,405
4.808%(ff)	07/25/28	1,660	1,665,311
4.897%(ff)	07/25/33	1,645	1,621,424
4.900%(ff)	01/24/28(a)	1,750	1,760,052
5.013%(ff)	04/04/51	1,553	1,397,267
5.574%(ff)	07/25/29	2,155	2,212,861
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
5.457%	11/18/27	1,895	$1,950,259
			350,428,334
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	1,452	1,325,012
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.750%	01/23/29	790	796,764
Bacardi Ltd./Bacardi-Martini BV (Bermuda),
Sr. Unsec’d. Notes, 144A
5.250%	01/15/29	190	191,472
5.400%	06/15/33	359	351,733
Bacardi-Martini BV (Bermuda),
Sr. Unsec’d. Notes, 144A
6.000%	02/01/35	1,060	1,068,326
Constellation Brands, Inc.,
Gtd. Notes
5.250%	11/15/48	300	273,539
PepsiCo, Inc.,
Sr. Unsec’d. Notes
1.625%	05/01/30	180	156,924
2.750%	03/19/30	29	26,807
			4,190,577
Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.150%	02/21/40	2,540	1,940,386
4.663%	06/15/51	146	124,712
5.150%	11/15/41	855	807,355
5.750%	03/02/63	300	292,283
CSL Finance PLC (Australia),
Gtd. Notes, 144A
4.250%	04/27/32	665	634,390
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40	1,110	790,634
4.750%	03/01/46	213	191,282
4.800%	11/15/29(a)	1,160	1,171,066
5.250%	10/15/33(a)	1,305	1,333,207
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.750%	09/15/30	1,300	1,108,712
			8,394,027
Building Materials — 0.0%
Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/01/28	425	350,110

A15

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Carrier Global Corp.,
Sr. Unsec’d. Notes
3.577%	04/05/50	500	$362,816
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32	320	321,703
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33	145	144,505
Trane Technologies Financing Ltd.,
Gtd. Notes
3.800%	03/21/29	285	276,855
5.100%	06/13/34	75	75,098
5.250%	03/03/33	750	763,020
			2,294,107
Chemicals — 0.3%
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
8.500%	01/12/31	1,320	1,321,980
Celanese US Holdings LLC,
Gtd. Notes
6.415%	07/15/27	525	533,588
6.600%	11/15/28	600	619,104
6.800%	11/15/30	400	414,666
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34	750	727,706
Cornerstone Chemical Co. LLC,
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% and PIK 10.000%
15.000%	12/06/28	323	307,764
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.319%	11/15/38	866	893,001
5.419%	11/15/48	200	201,238
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
5.950%	11/07/25	1,710	1,722,579
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
6.750%	05/02/34	609	624,986
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A
9.750%	11/15/28(a)	825	857,390
Sasol Financing USA LLC (South Africa),
Gtd. Notes
6.500%	09/27/28	950	910,319
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.300%	05/15/30	1,514	1,343,559
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
7.378%	11/14/32	1,250	1,374,888
			11,852,768
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Coal — 0.0%
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
9.250%	10/01/29		505	$467,241
Commercial Services — 0.2%
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/31		322	326,355
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29		1,000	900,774
4.625%	10/01/27		925	888,944
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		505	519,515
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	209	223,802
Element Fleet Management Corp. (Canada),
Sr. Unsec’d. Notes, 144A
5.037%	03/25/30		425	423,594
6.319%	12/04/28(a)		1,800	1,889,939
ERAC USA Finance LLC,
Gtd. Notes, 144A
7.000%	10/15/37		425	483,715
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118		715	648,817
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/30		600	543,930
4.950%	08/15/27		1,630	1,643,257
Hertz Corp. (The),
Sr. Unsec’d. Notes, 144A
6.000%	01/15/28		379	71,063
7.125%	08/01/26		255	52,913
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
4.750%	03/27/30		1,040	1,044,043
S&P Global, Inc.,
Gtd. Notes
2.900%	03/01/32		600	534,957
				10,195,618
Computers — 0.3%
Accenture Capital, Inc.,
Gtd. Notes
4.250%	10/04/31		2,435	2,389,781
4.500%	10/04/34		460	444,027
CGI, Inc. (Canada),
Sr. Unsec’d. Notes
1.450%	09/14/26		1,000	956,232
Dell International LLC/EMC Corp.,
Gtd. Notes
5.300%	04/01/32		3,490	3,513,052
Sr. Unsec’d. Notes
5.300%	10/01/29		1,250	1,272,267

A16

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Computers (cont’d.)
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
5.000%	10/15/34	1,300	$1,265,805
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.200%	02/09/27	2,090	2,011,393
4.800%	02/10/30	1,500	1,510,260
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	400	433,650
			13,796,467
Cosmetics/Personal Care — 0.0%
Haleon US Capital LLC,
Gtd. Notes
3.375%	03/24/27	780	764,571
3.375%	03/24/29	510	487,247
3.625%	03/24/32	400	367,851
			1,619,669
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	1,300	1,296,723
Wesco Aircraft Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	11/15/26(a)(d)	390	165,383
			1,462,106
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26	1,156	1,116,523
3.000%	10/29/28	3,829	3,597,781
3.300%	01/30/32	910	802,775
Aircastle Ltd./Aircastle Ireland DAC,
Sr. Unsec’d. Notes, 144A
5.250%	03/15/30	865	860,020
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(oo)	435	421,085
Sr. Unsec’d. Notes
5.043%(ff)	07/26/28	1,690	1,710,245
5.085%(ff)	01/30/31	1,390	1,407,717
5.442%(ff)	01/30/36	775	782,355
5.850%	11/05/27	1,870	1,935,475
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
5.200%	04/15/35	1,785	1,779,365
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
5.125%	04/10/30	695	690,947
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.528%	11/18/27	3,500	3,276,805
4.950%	01/15/28	700	695,485
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
5.150%	01/15/30	6,245	$6,188,483
5.750%	03/01/29	3,000	3,055,860
BlackRock Funding, Inc.,
Gtd. Notes
4.900%	01/08/35	450	449,191
Capital One Financial Corp.,
Sr. Unsec’d. Notes
1.878%(ff)	11/02/27	475	454,461
4.927%(ff)	05/10/28	1,090	1,094,036
6.051%(ff)	02/01/35	435	443,963
6.312%(ff)	06/08/29	643	668,157
7.624%(ff)	10/30/31	1,330	1,479,938
Sub. Notes
6.183%(ff)	01/30/36	275	273,886
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
5.875%	08/24/26	880	896,407
6.136%(ff)	08/24/34	180	191,445
Discover Financial Services,
Sr. Unsec’d. Notes
7.964%(ff)	11/02/34(a)	1,635	1,865,854
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.375%	04/01/32	170	166,061
ICITII,
, 144A
6.000%	01/31/33^	18	14,608
LPL Holdings, Inc.,
Gtd. Notes
5.700%	05/20/27	890	904,826
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.150%	03/17/30	3,000	2,960,620
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27	195	194,955
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	1,497	1,290,218
6.070%	07/12/28	2,000	2,076,181
Nuveen LLC,
Sr. Unsec’d. Notes, 144A
5.550%	01/15/30	265	272,896
OneMain Finance Corp.,
Gtd. Notes
6.625%	05/15/29	585	586,862
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	923	864,032
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes
4.500%	06/18/29	300	293,220
Synchrony Financial,
Sr. Unsec’d. Notes
4.875%	06/13/25	3,315	3,313,379
			49,076,117

A17

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric — 3.5%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	546	$534,960
Sr. Unsec’d. Notes, Series I
2.100%	07/01/30	5,000	4,364,709
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes, Series N
2.750%	08/15/51	105	63,813
AES Corp. (The),
Sr. Unsec’d. Notes
5.800%	03/15/32	1,010	1,019,414
Alabama Power Co.,
Sr. Unsec’d. Notes
3.450%	10/01/49	462	326,599
3.750%	03/01/45	187	145,024
5.100%	04/02/35	200	200,056
Sr. Unsec’d. Notes, Series 11-C
5.200%	06/01/41	170	162,999
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
5.750%	11/01/27	2,550	2,624,028
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	09/01/44	482	442,124
Arizona Public Service Co.,
Sr. Unsec’d. Notes
6.350%	12/15/32	350	372,367
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
5.650%	06/01/54	1,675	1,644,510
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	39	37,422
5.000%	02/01/31	60	57,293
5.125%	03/15/28	1,253	1,233,004
CenterPoint Energy Houston Electric LLC,
First Mortgage, Series AE
2.350%	04/01/31	266	232,819
General Ref. Mortgage
3.950%	03/01/48	366	287,718
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
5.400%	06/01/29	1,490	1,523,086
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes
3.375%	09/15/29	310	286,759
Connecticut Light & Power Co. (The),
First Mortgage
4.950%	01/15/30	1,240	1,257,235
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.200%	12/01/51	1,170	770,298
5.500%	03/15/34	270	278,648
5.500%	03/15/55	1,030	999,030
5.700%	05/15/54	540	537,946
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Sr. Unsec’d. Notes, Series 20A
3.350%	04/01/30(a)	194	$183,518
Sr. Unsec’d. Notes, Series 20B
3.950%	04/01/50	151	116,861
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.750%	03/15/54	1,000	962,809
5.800%	03/01/33	397	410,972
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
5.000%	06/15/30	1,365	1,372,081
7.000%	06/15/38	592	664,694
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	1,300	1,214,236
Duke Energy Carolinas LLC,
First Mortgage
3.550%	03/15/52	220	155,250
3.700%	12/01/47	161	120,615
3.950%	03/15/48	142	109,925
4.850%	03/15/30	1,945	1,964,397
First Ref. Mortgage
3.750%	06/01/45	187	144,716
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.450%	06/01/30	520	463,398
2.550%	06/15/31	4,554	3,977,596
3.500%	06/15/51	255	173,533
4.300%	03/15/28	1,100	1,093,714
4.500%	08/15/32	280	270,145
5.000%	08/15/52	490	427,384
5.450%	06/15/34(a)	535	541,756
5.800%	06/15/54	410	400,741
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30	885	766,353
Duke Energy Ohio, Inc.,
First Mortgage
5.250%	04/01/33	225	228,200
5.550%	03/15/54	1,115	1,080,146
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	419	314,412
4.000%	04/01/52	115	88,380
5.050%	03/15/35(a)	765	760,929
5.550%	03/15/55	515	504,094
Edison International,
Jr. Sub. Notes
8.125%(ff)	06/15/53(a)	125	121,945
Sr. Unsec’d. Notes
4.950%	04/15/25	458	457,900
5.250%	11/15/28(a)	650	641,097
6.250%	03/15/30(a)	190	192,595
Emera US Finance LP (Canada),
Gtd. Notes
4.750%	06/15/46	1,380	1,131,220

A18

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.625%	07/12/26	4,210	$4,050,268
Entergy Arkansas LLC,
First Mortgage
2.650%	06/15/51	2,000	1,175,108
Entergy Louisiana LLC,
First Mortgage
5.800%	03/15/55	375	373,278
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	2,084	1,473,915
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	551	547,903
Sr. Unsec’d. Notes, 144A, MTN
8.450%	08/10/28	430	443,438
Evergy Metro, Inc.,
Mortgage
4.200%	03/15/48	561	450,191
Evergy, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/29	1,550	1,432,276
Eversource Energy,
Sr. Unsec’d. Notes
3.375%	03/01/32	1,430	1,281,831
4.600%	07/01/27	1,595	1,595,992
5.125%	05/15/33	1,610	1,590,320
5.450%	03/01/28	1,795	1,834,679
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series B
3.900%(cc)	07/15/27	305	299,930
Sr. Unsec’d. Notes, Series C
4.850%(cc)	07/15/47	410	350,137
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
5.200%	04/01/28	450	456,636
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	120	116,894
Florida Power & Light Co.,
First Mortgage
5.300%	04/01/53	2,560	2,464,069
Georgia Power Co.,
Sr. Unsec’d. Notes
4.550%	03/15/30	880	879,029
4.700%	05/15/32	1,040	1,028,197
4.950%	05/17/33	315	312,682
5.200%	03/15/35	635	639,291
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	498	481,481
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30	2,780	2,536,919
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
5.100%	01/15/35	525	$518,877
MidAmerican Energy Co.,
First Mortgage
4.400%	10/15/44	1,400	1,205,472
4.800%	09/15/43	1,105	1,006,912
Mid-Atlantic Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.100%	05/15/28	121	119,536
Monongahela Power Co.,
First Mortgage, 144A
5.400%	12/15/43	2,500	2,425,525
5.850%	02/15/34	200	206,343
National Rural Utilities Cooperative Finance Corp.,
Sr. Unsec’d. Notes, MTN
4.950%	02/07/30	790	800,381
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.250%	06/01/30	3,360	2,973,720
NRG Energy, Inc.,
Gtd. Notes, 144A
3.375%	02/15/29	123	113,026
3.625%	02/15/31	503	446,086
3.875%	02/15/32	480	422,409
NSTAR Electric Co.,
Sr. Unsec’d. Notes
5.200%	03/01/35	755	754,345
5.400%	06/01/34	425	431,886
Oglethorpe Power Corp.,
First Mortgage
5.050%	10/01/48	430	379,925
Ohio Edison Co.,
Sr. Unsec’d. Notes, 144A
5.500%	01/15/33	385	389,999
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	328	249,421
5.000%	06/01/33	1,820	1,792,850
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes, 144A
5.350%	04/01/35	910	920,474
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	754	706,995
2.500%	02/01/31	2,250	1,934,646
3.950%	12/01/47	1,410	1,029,012
4.300%	03/15/45	800	625,394
4.550%	07/01/30	820	792,680
4.950%	07/01/50	1,496	1,247,416
5.450%	06/15/27	3,352	3,386,093
5.900%	10/01/54	1,000	945,487
6.400%	06/15/33	1,250	1,306,225
Sr. Sec’d. Notes
3.250%	06/01/31	484	430,846

A19

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
PacifiCorp,
First Mortgage
5.350%	12/01/53	1,295	$1,186,189
PECO Energy Co.,
First Mortgage
3.700%	09/15/47	136	103,164
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.125%	05/15/27	232	227,360
PG&E Wildfire Recovery Funding LLC,
Sr. Sec’d. Notes, Series A-5
5.099%	06/01/54	1,800	1,682,761
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.750%	03/01/31	2,302	2,625,450
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.200%	01/15/35	1,325	1,308,596
Public Service Electric & Gas Co.,
First Mortgage, MTN
5.450%	03/01/54	540	530,205
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
4.900%	03/15/30	1,095	1,100,100
5.450%	04/01/34	260	262,542
5.850%	11/15/27	1,780	1,838,071
6.125%	10/15/33	730	769,841
Puget Energy, Inc.,
Sr. Sec’d. Notes
4.100%	06/15/30	563	537,312
4.224%	03/15/32	300	278,769
Sr. Sec’d. Notes, 144A
5.725%	03/15/35	1,225	1,222,902
San Diego Gas & Electric Co.,
First Mortgage
3.950%	11/15/41	240	191,572
5.350%	04/01/53	2,950	2,764,532
5.400%	04/15/35	920	927,185
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30	694	605,540
2.750%	02/01/32	470	400,025
3.650%	02/01/50	1,845	1,281,305
4.900%	06/01/26	495	495,515
5.200%	06/01/34(a)	1,925	1,877,560
5.450%	03/01/35(a)	430	426,197
5.750%	04/15/54	1,235	1,159,042
5.900%	03/01/55(a)	455	437,726
First Mortgage, Series D
4.700%	06/01/27	2,180	2,176,126
First Ref. Mortgage
4.000%	04/01/47	734	546,421
4.650%	10/01/43	80	67,052
Southern Co. (The),
Jr. Sub. Notes
5.113%	08/01/27	2,150	2,174,168
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Sr. Unsec’d. Notes
4.850%	03/15/35	1,625	$1,573,712
5.200%	06/15/33	325	325,763
5.700%	03/15/34	520	537,630
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	3,585	3,372,470
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes
5.300%	04/01/33	220	220,563
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
5.000%	04/01/33	2,125	2,105,003
5.000%	01/15/34	1,590	1,570,286
5.050%	08/15/34	335	331,622
5.150%	03/15/35	740	734,393
5.350%	01/15/54	380	356,848
5.650%	03/15/55(a)	2,330	2,287,049
Vistra Corp.,
Jr. Sub. Notes, 144A
8.000%(ff)	10/15/26(oo)	2,750	2,825,060
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)	2,700	2,887,955
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	845	833,028
Sr. Sec’d. Notes, 144A
5.700%	12/30/34	270	268,437
Wisconsin Power & Light Co.,
Sr. Unsec’d. Notes
5.375%	03/30/34	760	769,088
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.600%	06/01/32	735	708,941
5.600%	04/15/35	1,120	1,125,588
			145,870,582
Electronics — 0.0%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
5.000%	03/01/35	640	637,494
Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
5.500%	07/31/47	644	529,291
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	545	520,137
4.250%	10/31/26	1,386	1,361,606
			2,411,034
Entertainment — 0.2%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29	500	459,350
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	500	506,193

A20

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Warnermedia Holdings, Inc.,
Gtd. Notes
4.054%	03/15/29		315	$296,716
4.279%	03/15/32		2,125	1,872,545
5.050%	03/15/42		2,065	1,650,576
5.141%	03/15/52		4,185	3,050,482
5.391%	03/15/62		2,095	1,512,128
				9,347,990
Environmental Control — 0.1%
Republic Services, Inc.,
Sr. Unsec’d. Notes
1.450%	02/15/31		525	436,864
4.875%	04/01/29		440	445,605
5.150%	03/15/35		535	538,154
5.200%	11/15/34		1,590	1,604,826
Veralto Corp.,
Gtd. Notes
5.500%	09/18/26		305	308,783
Waste Management, Inc.,
Gtd. Notes
4.950%	07/03/31		828	842,888
4.950%	03/15/35		1,025	1,019,763
				5,196,883
Foods — 0.4%
B&G Foods, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	09/15/28		535	537,663
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.125%	05/14/30	GBP	300	358,019
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A
5.375%	01/09/36		750	740,895
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
4.850%	11/01/28		1,330	1,332,953
5.300%	10/01/26		1,445	1,459,335
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
3.625%	01/15/32		355	316,740
6.750%	03/15/34		850	918,209
Kraft Heinz Foods Co.,
Gtd. Notes
5.200%	03/15/32		905	914,554
Kroger Co. (The),
Sr. Unsec’d. Notes
5.000%	09/15/34		330	322,650
5.500%	09/15/54		900	849,275
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44		505	411,736
Sr. Unsec’d. Notes, 144A
5.000%	03/01/32		2,620	2,631,810
5.200%	03/01/35		2,005	2,015,113
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
5.650%	05/01/45	2,295	$2,299,976
Mondelez International, Inc.,
Sr. Unsec’d. Notes
2.625%	03/17/27	1,370	1,323,193
Pilgrim’s Pride Corp.,
Gtd. Notes
4.250%	04/15/31	353	332,051
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
5.400%	03/15/29	205	209,636
5.700%	03/15/34	150	153,462
			17,127,270
Gas — 0.2%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
5.900%	11/15/33	800	846,666
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.757%	03/16/32	680	619,230
Brooklyn Union Gas Co. (The),
Sr. Unsec’d. Notes, 144A
4.632%	08/05/27(a)	3,170	3,162,626
4.866%	08/05/32	1,820	1,753,637
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41	251	256,621
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	460	385,133
3.600%	05/01/30	790	748,146
5.350%	04/01/34	495	496,379
5.400%	06/30/33	280	281,220
Southern California Gas Co.,
First Mortgage
5.600%	04/01/54	300	291,470
5.750%	06/01/53	590	579,102
Southwest Gas Corp.,
Sr. Unsec’d. Notes
2.200%	06/15/30	1,014	891,979
			10,312,209
Healthcare-Products — 0.2%
Alcon Finance Corp.,
Gtd. Notes, 144A
3.000%	09/23/29	985	916,318
Boston Scientific Corp.,
Sr. Unsec’d. Notes
4.550%	03/01/39	1,000	935,178
DH Europe Finance II Sarl,
Gtd. Notes
3.250%	11/15/39	1,150	910,042
GE HealthCare Technologies, Inc.,
Gtd. Notes
5.650%	11/15/27	1,265	1,298,551

A21

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Smith & Nephew PLC (United Kingdom),
Sr. Unsec’d. Notes
2.032%	10/14/30	745	$641,333
5.400%	03/20/34	80	80,049
Solventum Corp.,
Gtd. Notes
5.400%	03/01/29	1,525	1,555,591
5.600%	03/23/34	1,601	1,624,163
5.900%	04/30/54(a)	540	533,887
			8,495,112
Healthcare-Services — 0.9%
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42	283	234,429
6.750%	12/15/37	469	504,607
Ascension Health,
Sr. Unsec’d. Notes, Series B
3.106%	11/15/39	523	410,397
Centene Corp.,
Sr. Unsec’d. Notes
2.500%	03/01/31	1,150	970,382
2.625%	08/01/31	1,855	1,560,972
Cigna Group (The),
Gtd. Notes
4.800%	08/15/38	1,052	982,100
Sr. Unsec’d. Notes
3.200%	03/15/40	2,320	1,757,665
CommonSpirit Health,
Sec’d. Notes
4.350%	11/01/42	214	179,202
Sr. Sec’d. Notes
5.205%	12/01/31	780	787,084
5.318%	12/01/34	3,145	3,115,035
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30	2,265	2,087,545
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.100%	05/15/32	280	264,983
4.500%	10/30/26	720	720,314
4.550%	05/15/52	210	172,196
5.375%	06/15/34	425	430,265
HCA, Inc.,
Gtd. Notes
4.625%	03/15/52	1,800	1,429,042
5.250%	03/01/30	1,050	1,062,189
5.450%	09/15/34	520	514,763
5.500%	06/15/47	656	604,520
5.600%	04/01/34	75	75,300
5.750%	03/01/35	1,140	1,150,140
5.950%	09/15/54	350	335,725
6.100%	04/01/64	120	115,491
Humana, Inc.,
Sr. Unsec’d. Notes
2.150%	02/03/32(a)	200	163,992
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
4.950%	10/01/44	176	$151,481
5.550%	05/01/35	915	904,655
5.750%	03/01/28	1,680	1,726,476
5.875%	03/01/33	350	357,778
Icon Investments Six DAC,
Sr. Sec’d. Notes
5.809%	05/08/27	200	203,872
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	1,170	971,257
Unsec’d. Notes, Series 2021
2.810%	06/01/41	985	706,576
Laboratory Corp. of America Holdings,
Gtd. Notes
4.350%	04/01/30	2,570	2,516,177
4.550%	04/01/32	940	914,418
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/31/30	378	274,169
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%
11.500%	12/31/30	197	170,699
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	1,030	808,515
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	175	150,320
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
1.375%	11/15/25	168	164,206
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
6.400%	11/30/33	500	541,234
Roche Holdings, Inc.,
Gtd. Notes, 144A
2.607%	12/13/51	1,400	845,440
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29	275	259,556
4.625%	06/15/28	200	192,950
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	310	273,919
2.300%	05/15/31	200	175,012
2.750%	05/15/40	1,190	858,156
3.250%	05/15/51	168	112,220
3.875%	08/15/59	511	365,691
4.200%	05/15/32	635	610,012
4.750%	05/15/52	495	427,453
4.950%	05/15/62	585	507,566
5.050%	04/15/53	800	722,533
5.375%	04/15/54	1,695	1,605,497
5.700%	10/15/40	246	251,866
5.750%	07/15/64	25	24,607
6.050%	02/15/63	255	262,493
			37,685,142

A22

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Holding Companies-Diversified — 0.0%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31(a)	1,485	$1,485,970
Home Builders — 0.1%
Beazer Homes USA, Inc.,
Gtd. Notes
7.250%	10/15/29	875	859,393
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27	180	176,931
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	378	339,255
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	372	341,666
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	249	248,987
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	249	239,243
Tri Pointe Homes, Inc.,
Gtd. Notes
5.250%	06/01/27	307	303,164
			2,508,639
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30	190	185,189
6.625%	05/15/32(a)	95	92,524
			277,713
Insurance — 0.8%
Aon North America, Inc.,
Gtd. Notes
5.450%	03/01/34	1,710	1,740,581
Athene Global Funding,
Sec’d. Notes, 144A
4.721%	10/08/29	2,055	2,028,579
4.950%	01/07/27(a)	1,740	1,746,347
5.684%	02/23/26	2,670	2,695,629
Sec’d. Notes, 144A, MTN
2.646%	10/04/31	2,135	1,828,348
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.250%	01/15/49	553	466,063
CNO Global Funding,
Sec’d. Notes, 144A, MTN
4.875%	12/10/27	1,165	1,167,444
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.500%	04/04/25(a)	1,330	1,330,000
Corebridge Global Funding,
Sec’d. Notes, 144A
4.900%	12/03/29	1,185	1,185,531
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
5.200%	06/24/29	600	$610,000
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A
1.800%	03/08/28	1,460	1,350,042
5.000%	03/27/30	705	707,538
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
4.350%	04/20/28	470	465,812
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31	830	755,920
6.000%	12/07/33	2,760	2,868,838
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29	2	1,984
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	447	466,434
Markel Group, Inc.,
Sr. Unsec’d. Notes
5.000%	03/30/43	154	138,285
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	756	667,626
Met Tower Global Funding,
Sec’d. Notes, 144A, MTN
4.800%	01/14/28(a)	1,740	1,755,561
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66	459	465,725
Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A
5.100%	01/25/29	1,180	1,198,928
Protective Life Global Funding,
Sec’d. Notes, 144A, MTN
5.215%	06/12/29	300	305,975
RGA Global Funding,
Sec’d. Notes, 144A
5.250%	01/09/30(a)	1,740	1,769,928
5.448%	05/24/29	950	974,353
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	309	342,540
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	653	586,367
6.850%	12/16/39	50	56,744
Willis North America, Inc.,
Gtd. Notes
2.950%	09/15/29	875	807,043
4.650%	06/15/27	1,965	1,965,576
			32,449,741

A23

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	06/03/50	313	$189,893
3.875%	08/22/37	501	450,820
4.250%	08/22/57	145	119,366
Cablevision Lightpath LLC,
Sr. Unsec’d. Notes, 144A
5.625%	09/15/28	275	252,405
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33	140	139,562
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
5.400%	08/15/54	1,350	1,322,956
Uber Technologies, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/34	125	121,706
			2,596,708
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29	205	200,755
7.375%	05/01/33	125	119,910
Sr. Unsec’d. Notes, 144A
7.500%	09/15/31	300	292,962
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
9.250%	10/01/28	150	149,778
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
1.650%	10/15/27	400	371,860
3.250%	10/15/50	800	527,975
			1,663,240
Leisure Time — 0.0%
Carnival Corp.,
Sr. Sec’d. Notes, 144A
4.000%	08/01/28	300	286,125
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26	484	482,790
Sr. Unsec’d. Notes, 144A
6.750%	02/01/32	185	182,225
YMCA of Greater New York,
Unsec’d. Notes
2.303%	08/01/26	705	681,383
			1,632,523
Lodging — 0.1%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes
4.250%	01/24/27	208	204,506
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26	322	315,845
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging (cont’d.)
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.500%	04/15/37	1,600	$1,580,280
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30	285	282,405
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.400%	08/08/28	396	395,505
			2,778,541
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes
4.700%	11/15/29	1,575	1,591,270
4.800%	01/08/30(a)	1,740	1,763,914
			3,355,184
Machinery-Diversified — 0.1%
AGCO Corp.,
Gtd. Notes
5.450%	03/21/27	325	329,154
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	841	873,138
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.850%	06/11/29	1,730	1,757,430
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.565%	02/15/30	1,782	1,614,057
5.125%	11/19/31	440	444,978
			5,018,757
Media — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27	538	529,769
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	380	342,044
3.750%	02/15/28	295	285,762
3.850%	04/01/61	909	550,740
3.900%	06/01/52	1,595	1,031,345
4.400%	12/01/61	512	339,967
5.050%	03/30/29	2,446	2,431,882
5.125%	07/01/49	240	189,940
5.375%	05/01/47	246	203,355
5.500%	04/01/63	480	384,537
6.484%	10/23/45	20	18,942
6.550%	06/01/34	190	195,428
6.834%	10/23/55	151	146,776
Comcast Corp.,
Gtd. Notes
2.450%	08/15/52	205	112,256
2.800%	01/15/51(a)	604	364,087

A24

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
2.887%	11/01/51	1,325	$806,869
3.250%	11/01/39	270	209,288
3.400%	04/01/30	340	321,672
3.750%	04/01/40	1,716	1,407,357
3.969%	11/01/47	1,499	1,157,701
3.999%	11/01/49	274	209,362
4.000%	08/15/47	793	616,997
4.150%	10/15/28	207	204,713
4.250%	10/15/30	526	515,918
4.250%	01/15/33	292	277,480
4.800%	05/15/33	420	412,904
5.100%	06/01/29	2,785	2,847,209
5.650%	06/01/54	325	318,380
Cox Communications, Inc.,
Gtd. Notes, 144A
5.450%	09/01/34(a)	3,150	3,074,662
5.950%	09/01/54	485	448,241
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	138	118,817
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	615	439,163
4.125%	12/01/30	200	144,992
5.375%	02/01/28	260	221,780
5.500%	04/15/27	350	323,951
6.500%	02/01/29	900	746,788
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	288	142,089
5.750%	01/15/30	550	291,595
Discovery Communications LLC,
Gtd. Notes
3.625%	05/15/30	1,095	984,922
Paramount Global,
Sr. Unsec’d. Notes
4.375%	03/15/43	818	606,126
4.950%	05/19/50	285	218,117
5.850%	09/01/43	276	241,701
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	09/15/28	635	423,924
Time Warner Cable LLC,
Sr. Sec’d. Notes
6.550%	05/01/37	1,117	1,106,536
6.750%	06/15/39	714	712,900
7.300%	07/01/38	1,490	1,561,642
			28,240,626
Mining — 0.3%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
3.875%	03/16/29	470	453,403
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41	105	104,132
5.750%	05/01/43	17	16,986
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
4.900%	02/28/33(a)	775	$767,412
5.125%	02/21/32	685	689,528
5.250%	09/08/33	85	85,897
Capstone Copper Corp. (Canada),
Gtd. Notes, 144A
6.750%	03/31/33	135	134,464
Freeport-McMoRan, Inc.,
Gtd. Notes
4.625%	08/01/30	36	35,203
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
2.850%	04/27/31	585	515,444
5.371%	04/04/29	2,200	2,241,771
5.634%	04/04/34	132	132,304
5.673%	04/01/35	335	335,310
6.375%	10/06/30	975	1,032,366
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32	95	95,951
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes
5.350%	03/15/34	1,195	1,206,591
Novelis, Inc.,
Gtd. Notes, 144A
6.875%	01/30/30	610	615,338
Rio Tinto Alcan, Inc. (Canada),
Sr. Unsec’d. Notes
6.125%	12/15/33	910	972,128
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
5.000%	03/14/32	370	371,712
5.875%	03/14/65	870	878,743
Southern Copper Corp. (Mexico),
Sr. Unsec’d. Notes
5.250%	11/08/42	1,587	1,468,769
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27	93	92,003
			12,245,455
Miscellaneous Manufacturing — 0.0%
Eaton Corp.,
Gtd. Notes
4.150%	11/02/42	158	135,402
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes, MTN
4.450%	11/21/44	400	349,298
			484,700
Multi-National — 0.0%
Inter-American Development Bank (Supranational Bank),
Notes
6.800%	10/15/25	417	419,292

A25

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	3,500	$3,381,220
Oil & Gas — 1.2%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	4,301	3,782,341
Sr. Unsec’d. Notes, 144A
5.125%	10/01/34	960	912,628
5.800%	10/01/54	1,350	1,226,404
6.000%	06/13/33	295	300,811
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
7.875%	12/15/24(d)	5,175	6,469
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27	28	34,204
Sr. Unsec’d. Notes, 144A
6.625%	10/15/32	900	896,572
BP Capital Markets America, Inc.,
Gtd. Notes
2.721%	01/12/32	365	320,254
3.000%	02/24/50	882	569,145
3.379%	02/08/61	225	145,080
4.812%	02/13/33	555	545,927
4.893%	09/11/33	670	660,233
5.227%	11/17/34	1,035	1,040,266
BP Capital Markets PLC,
Gtd. Notes
4.375%(ff)	06/22/25(oo)	369	366,694
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32(a)	3,855	3,250,881
5.400%	06/15/47	111	98,722
6.750%	11/15/39	53	57,000
ConocoPhillips Co.,
Gtd. Notes
4.025%	03/15/62	1,814	1,319,321
4.300%	11/15/44	362	303,600
4.700%	01/15/30	2,325	2,338,662
5.300%	05/15/53	250	233,750
5.500%	01/15/55	875	846,162
5.550%	03/15/54	170	164,703
5.650%	01/15/65	450	433,808
5.700%	09/15/63	865	839,275
Continental Resources, Inc.,
Gtd. Notes, 144A
2.268%	11/15/26	504	483,518
Coterra Energy, Inc.,
Sr. Unsec’d. Notes
5.400%	02/15/35	1,265	1,245,678
Crescent Energy Finance LLC,
Gtd. Notes, 144A
9.250%	02/15/28	775	806,202
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42		311	$260,405
5.600%	07/15/41		506	471,734
Diamondback Energy, Inc.,
Gtd. Notes
4.400%	03/24/51		290	226,509
5.550%	04/01/35		760	762,854
5.750%	04/18/54		160	150,636
5.900%	04/18/64		570	535,126
6.250%	03/15/33		525	554,625
6.250%	03/15/53		265	265,544
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
7.750%	02/01/32		350	342,650
8.625%	01/19/29		1,380	1,465,560
8.875%	01/13/33		372	383,067
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.500%	05/15/34		1,270	1,276,737
5.950%	05/15/54		550	540,103
EOG Resources, Inc.,
Sr. Unsec’d. Notes
5.650%	12/01/54		595	587,982
EQT Corp.,
Sr. Unsec’d. Notes, 144A
3.625%	05/15/31		560	511,389
Equinor ASA (Norway),
Gtd. Notes
3.625%	04/06/40		1,050	872,241
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.452%	04/15/51		205	146,680
4.114%	03/01/46		534	439,623
Hess Corp.,
Sr. Unsec’d. Notes
7.125%	03/15/33		1,188	1,342,756
7.300%	08/15/31		835	944,911
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		103	99,626
6.000%	02/01/31		103	96,247
6.250%	04/15/32		625	584,774
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.600%	03/15/46		981	989,464
Ovintiv, Inc.,
Gtd. Notes
6.250%	07/15/33(a)		1,100	1,137,162
7.375%	11/01/31		150	164,464
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	274	343,107
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28		104	96,356

A26

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
6.490%	01/23/27		582	$569,283
6.500%	03/13/27		174	169,459
6.500%	01/23/29		1,215	1,141,675
6.700%	02/16/32		835	732,629
6.840%	01/23/30		523	476,924
6.875%	10/16/25(a)		251	250,623
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	394	403,665
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30		700	609,067
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
5.875%	07/17/64		1,200	1,119,450
Shell Finance US, Inc.,
Gtd. Notes
3.250%	04/06/50		175	120,681
4.000%	05/10/46		145	115,803
4.375%	05/11/45		326	277,467
Shell International Finance BV,
Gtd. Notes
3.000%	11/26/51		1,689	1,091,213
6.375%	12/15/38		665	731,856
TotalEnergies Capital SA (France),
Gtd. Notes
5.425%	09/10/64		1,100	1,029,541
5.638%	04/05/64		2,155	2,106,239
				49,766,217
Oil & Gas Services — 0.0%
Halliburton Co.,
Sr. Unsec’d. Notes
7.450%	09/15/39		475	558,972
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28		142	139,775
				698,747
Packaging & Containers — 0.3%
AptarGroup, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/32		3,450	3,140,683
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	06/30/27		415	20,725
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes
2.125%	08/15/26	EUR	200	198,490
Sr. Sec’d. Notes, 144A
4.125%	08/15/26		200	183,750
Ball Corp.,
Gtd. Notes
3.125%	09/15/31(a)		575	498,055
6.000%	06/15/29		325	329,338
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Berry Global, Inc.,
Sr. Sec’d. Notes
1.650%	01/15/27(a)	3,770	$3,577,059
5.800%	06/15/31	2,390	2,492,664
Clydesdale Acquisition Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/32	225	226,473
LABL, Inc.,
Sr. Sec’d. Notes, 144A
9.500%	11/01/28	50	42,366
Packaging Corp. of America,
Sr. Unsec’d. Notes
4.050%	12/15/49	1,350	1,036,955
			11,746,558
Pharmaceuticals — 0.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/21/29	1,974	1,864,821
4.050%	11/21/39	3,095	2,715,301
4.250%	11/21/49	497	412,028
4.500%	05/14/35	155	148,647
4.950%	03/15/31	590	599,311
5.200%	03/15/35	205	208,329
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
5.200%	02/22/34	730	742,662
5.550%	02/22/54	1,005	990,324
5.650%	02/22/64	150	146,997
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
5.000%	11/15/29	1,940	1,955,271
5.450%	02/15/34	400	405,492
Cencora, Inc.,
Sr. Unsec’d. Notes
4.850%	12/15/29	1,445	1,452,209
5.125%	02/15/34	1,000	997,964
CVS Health Corp.,
Sr. Unsec’d. Notes
1.875%	02/28/31	948	792,835
2.125%	09/15/31	1,340	1,117,210
3.250%	08/15/29	912	851,392
3.750%	04/01/30	793	747,938
4.125%	04/01/40	79	64,207
4.780%	03/25/38	195	175,349
5.050%	03/25/48	173	147,614
5.125%	07/20/45	790	688,963
5.300%	12/05/43	130	116,611
CVS Pass-Through Trust,
Pass-Through Certificates
6.036%	12/10/28	148(r)	149,409
6.943%	01/10/30	161(r)	166,676
Eli Lilly & Co.,
Sr. Unsec’d. Notes
4.200%	08/14/29	460	457,153
4.600%	08/14/34	165	162,105

A27

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
5.500%	02/12/55	575	$580,719
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	305	285,063
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
5.300%	05/19/53(a)	750	707,555
Pfizer, Inc.,
Sr. Unsec’d. Notes
1.700%	05/28/30	303	264,417
2.625%	04/01/30	597	546,263
3.900%	03/15/39	445	383,743
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	2,830	2,056,007
Zoetis, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	1,100	966,838
			24,067,423
Pipelines — 1.3%
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32	1,060	932,225
4.000%	03/01/31	210	196,727
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.625%	10/15/28	990	979,552
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
5.097%	10/01/31	343	338,810
6.042%	08/15/28	655	677,452
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.695%	10/01/54	1,550	1,450,097
5.927%	08/15/30	925	961,835
6.036%	11/15/33	1,405	1,451,115
6.544%	11/15/53	150	157,426
Eastern Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
6.200%	01/15/55	405	422,930
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	48	40,883
Enbridge, Inc. (Canada),
Gtd. Notes
3.125%	11/15/29	965	896,635
5.625%	04/05/34(a)	2,040	2,068,167
5.700%	03/08/33	615	629,669
Energy Transfer LP,
Gtd. Notes
5.250%	04/15/29	25	25,306
Sr. Unsec’d. Notes
4.950%	06/15/28	634	638,240
5.250%	07/01/29	690	699,990
5.300%	04/01/44	9	8,073
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
5.400%	10/01/47	3,551	$3,179,496
5.700%	04/01/35	1,150	1,158,223
6.250%	04/15/49	1,325	1,314,152
6.400%	12/01/30	655	698,182
7.500%	07/01/38	192	218,843
Enterprise Products Operating LLC,
Gtd. Notes
3.300%	02/15/53	350	233,321
3.700%	01/31/51	207	150,393
4.850%	03/15/44	151	136,620
4.950%	02/15/35	840	828,601
5.950%	02/01/41	335	347,285
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	50	51,122
7.500%	06/01/30	50	53,876
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
2.160%	03/31/34	496	434,770
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.510%	02/23/42	930	970,397
Sr. Sec’d. Notes, 144A, MTN
5.853%	02/23/36	575	582,026
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50	1,278	818,979
4.300%	03/01/28	257	255,035
5.550%	06/01/45	28	26,202
Gtd. Notes, GMTN
7.750%	01/15/32	717	818,728
MPLX LP,
Sr. Unsec’d. Notes
2.650%	08/15/30	435	387,506
4.500%	04/15/38	665	583,740
4.700%	04/15/48	177	144,792
4.950%	09/01/32	750	734,189
5.200%	03/01/47	3,318	2,920,914
5.400%	04/01/35	135	132,763
5.500%	02/15/49	163	148,333
5.950%	04/01/55	415	399,816
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
3.250%	07/15/31	850	742,473
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	708	771,629
ONEOK, Inc.,
Gtd. Notes
4.400%	10/15/29	715	702,386
4.450%	09/01/49	2,142	1,672,758
5.050%	11/01/34	150	144,937
5.550%	11/01/26	160	162,138
5.800%	11/01/30	260	270,367
5.850%	11/01/64	940	880,602
6.050%	09/01/33	240	249,571

A28

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
6.625%	09/01/53	850	$889,257
Plains All American Pipeline LP,
Sr. Unsec’d. Notes
5.950%	06/15/35	820	835,913
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.750%	03/15/33	180	183,445
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30	654	622,163
Targa Resources Corp.,
Gtd. Notes
5.200%	07/01/27	1,295	1,309,737
5.550%	08/15/35	2,485	2,479,342
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.000%	01/15/32	1,150	1,061,276
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30	405	374,968
3.950%	05/15/50	540	412,250
4.000%	03/15/28	1,200	1,177,762
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	65	60,220
4.125%	08/15/31	40	36,341
6.250%	01/15/30	1,275	1,291,802
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)	1,850	1,750,960
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30	2,609	2,490,340
4.500%	03/01/28	20	19,803
5.250%	02/01/50	441	376,238
5.300%	03/01/48	77	65,875
5.500%	08/15/48	11	9,641
Whistler Pipeline LLC,
Sr. Unsec’d. Notes, 144A
5.400%	09/30/29	25	25,202
5.700%	09/30/31	755	764,379
5.950%	09/30/34	215	217,442
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27	11	10,812
4.900%	01/15/45	390	343,656
5.100%	09/15/45	353	318,619
5.150%	03/15/34	105	103,562
5.400%	03/04/44	417	393,292
5.600%	03/15/35(a)	560	570,297
5.650%	03/15/33	245	251,020
6.000%	03/15/55	215	216,647
7.750%	06/15/31	643	726,939
			55,289,497
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate — 0.0%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
10.500%	01/15/28	944	$961,652
Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp.,
Sr. Unsec’d. Notes
3.800%	08/15/29	430	412,805
5.000%	01/31/30	850	856,813
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30	5,683	5,437,099
COPT Defense Properties LP,
Gtd. Notes
2.900%	12/01/33	955	772,350
Crown Castle, Inc.,
Sr. Unsec’d. Notes
3.100%	11/15/29	568	522,685
3.800%	02/15/28	492	478,595
4.800%	09/01/28	152	151,752
5.600%	06/01/29	1,200	1,226,222
Equinix, Inc.,
Sr. Unsec’d. Notes
2.900%	11/18/26	550	535,538
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.250%	01/15/32	1,031	892,974
4.000%	01/15/31	745	695,052
5.300%	01/15/29	520	521,101
Goodman US Finance Six LLC (Australia),
Gtd. Notes, 144A
5.125%	10/07/34	385	379,136
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30	2,013	1,813,550
MPT Operating Partnership LP/MPT Finance Corp.,
Sr. Sec’d. Notes, 144A
8.500%	02/15/32	25	25,476
NNN REIT, Inc.,
Sr. Unsec’d. Notes
5.500%	06/15/34	1,000	1,005,495
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
5.875%	10/01/28	800	781,196
Realty Income Corp.,
Sr. Unsec’d. Notes
4.900%	07/15/33	1,000	980,893
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	1,850	1,707,982
2.700%	07/15/31	1,359	1,182,505
5.500%	01/15/29	2,075	2,120,718
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
10.500%	02/15/28	2,799	2,975,039

A29

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.500%	09/01/26	1,803	$1,794,143
5.750%	02/01/27	3,418	3,463,982
Welltower OP LLC,
Gtd. Notes
3.100%	01/15/30	2,091	1,943,148
			32,676,249
Retail — 0.3%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28	366	349,215
AutoNation, Inc.,
Sr. Unsec’d. Notes
1.950%	08/01/28	1,500	1,364,260
5.890%	03/15/35	1,760	1,756,064
AutoZone, Inc.,
Sr. Unsec’d. Notes
5.400%	07/15/34	340	342,802
6.550%	11/01/33	845	918,612
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%
9.000%	06/01/30	800	846,666
Sr. Sec’d. Notes, 144A, PIK 14.000%
9.000%	06/01/31	800	887,822
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
1.600%	04/20/30	391	342,730
Darden Restaurants, Inc.,
Sr. Unsec’d. Notes
3.850%	05/01/27(a)	950	935,364
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A
3.375%	01/15/32	1,075	920,200
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.300%	04/15/40	414	327,859
3.350%	04/15/50	623	438,659
5.300%	06/25/54	75	72,318
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.600%	07/01/30	337	321,552
4.200%	04/01/50	619	497,380
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.700%	06/15/32	634	620,328
RITE AID Corp.,
Sec’d. Notes
—%(p)	12/31/47^	60	—
Sec’d. Notes, Series A, PIK 15.000%
15.000%	08/30/31^	183	—
Sec’d. Notes, Series B, PIK 15.000%
15.000%	08/30/31^	87	—
Sr. Sec’d. Notes, PIK 8.000%
8.000%	12/31/30^	170	—
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Sr. Sec’d. Notes, 144A, PIK 11.466%
11.317%	08/30/31^	63	$26,522
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/27	875	870,179
			11,838,532
Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Sr. Non-Preferred Notes, 144A
3.960%(ff)	07/18/30	895	860,187
Semiconductors — 0.6%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.800%	10/01/41	750	541,993
Broadcom, Inc.,
Sr. Unsec’d. Notes
4.150%	02/15/28	1,125	1,115,014
4.800%	04/15/28	1,740	1,752,769
5.050%	07/12/29	665	674,197
5.150%	11/15/31	1,600	1,622,372
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	1,100	911,992
3.187%	11/15/36	2,200	1,805,099
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A
5.900%	01/25/30	635	657,930
5.900%	01/25/33	250	254,755
6.100%	01/25/36	295	301,773
6.150%	01/25/32(a)	915	949,767
Intel Corp.,
Sr. Unsec’d. Notes
3.200%	08/12/61	176	99,308
3.250%	11/15/49	321	200,747
3.734%	12/08/47	2,054	1,432,826
4.750%	03/25/50	1,116	898,725
5.050%	08/05/62	550	447,256
5.125%	02/10/30	300	302,245
5.700%	02/10/53	230	211,542
KLA Corp.,
Sr. Unsec’d. Notes
4.650%	07/15/32(a)	900	892,757
Marvell Technology, Inc.,
Sr. Unsec’d. Notes
5.750%	02/15/29	900	927,786
Microchip Technology, Inc.,
Gtd. Notes
4.900%	03/15/28	955	958,093
5.050%	02/15/30	565	564,017
Micron Technology, Inc.,
Sr. Unsec’d. Notes
5.300%	01/15/31	310	313,363
5.875%	02/09/33	180	186,334
NVIDIA Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/40	870	729,279

A30

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
3.500%	04/01/50	136	$103,233
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.500%	05/11/31	158	137,634
4.400%	06/01/27	1,320	1,314,271
5.000%	01/15/33	1,100	1,083,500
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
4.800%	05/20/45	340	310,750
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
5.050%	05/18/63	2,350	2,150,548
			23,851,875
Software — 0.4%
Adobe, Inc.,
Sr. Unsec’d. Notes
4.950%	01/17/30(a)	1,240	1,269,808
Cadence Design Systems, Inc.,
Sr. Unsec’d. Notes
4.700%	09/10/34(a)	1,300	1,268,481
Fiserv, Inc.,
Sr. Unsec’d. Notes
4.400%	07/01/49	400	328,549
5.150%	08/12/34	2,200	2,182,467
Intuit, Inc.,
Sr. Unsec’d. Notes
5.200%	09/15/33	500	510,195
Microsoft Corp.,
Sr. Unsec’d. Notes
2.921%	03/17/52	140	93,918
Oracle Corp.,
Sr. Unsec’d. Notes
2.875%	03/25/31	365	326,864
2.950%	04/01/30	430	394,939
4.100%	03/25/61	2,199	1,566,949
4.300%	07/08/34	2,041	1,896,624
4.900%	02/06/33	790	776,692
5.250%	02/03/32	410	415,263
5.500%	09/27/64	665	602,744
6.150%	11/09/29	245	259,407
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.000%	06/30/30	650	567,614
4.750%	02/15/32	375	370,794
Synopsys, Inc.,
Sr. Unsec’d. Notes
5.700%	04/01/55(a)	895	888,003
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
4.000%	04/14/32	1,650	1,541,877
			15,261,188
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications — 0.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.300%	06/01/27	766	$732,025
2.550%	12/01/33	251	205,861
3.500%	06/01/41	4,617	3,558,542
3.500%	09/15/53(a)	1,973	1,345,038
3.550%	09/15/55	397	268,672
3.650%	09/15/59	869	585,917
3.800%	12/01/57	692	485,521
4.350%	06/15/45	214	177,479
4.500%	05/15/35	305	286,673
5.350%	09/01/40	230	223,501
5.550%	08/15/41	221	216,546
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.750%	02/24/30(a)	1,270	1,290,112
4.950%	02/26/31	705	718,636
5.350%	02/26/64	285	275,852
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A
0.000%	12/31/30^	15	—
Sr. Sec’d. Notes, Series 3B14, 144A
0.000%	12/31/30^	51	—
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500%
10.500%	11/25/28	12	10,911
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A
5.000%	05/01/28	950	938,471
5.875%	10/15/27	175	175,023
Lumen Technologies, Inc.,
Sr. Sec’d. Notes, 144A
4.125%	04/15/30	1	631
Rogers Communications, Inc. (Canada),
Gtd. Notes
4.550%	03/15/52(a)	1,200	956,478
5.300%	02/15/34	420	411,800
Sprint LLC,
Gtd. Notes
7.625%	03/01/26	105	106,690
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31	753	663,815
2.625%	02/15/29	1,526	1,414,596
2.875%	02/15/31	453	405,670
3.375%	04/15/29	430	408,560
3.500%	04/15/31	420	389,098
3.875%	04/15/30	3,175	3,042,723
4.200%	10/01/29(a)	1,780	1,747,143
4.700%	01/15/35	740	712,115
5.125%	05/15/32	465	467,963
5.750%	01/15/34	195	202,932
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.355%	03/15/32	4,777	4,040,550
3.400%	03/22/41	200	153,830

A31

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.875%	06/19/49(a)	800	$681,064
Zegona Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.625%	07/15/29	1,150	1,215,665
			28,516,103
Textiles — 0.0%
Prime Bloom Holdings Ltd. (China),
Gtd. Notes
0.010%	07/05/22(d)	200	2,600
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.500%	03/15/55	1,200	1,193,893
CSX Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/49	950	667,557
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	81	81,602
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30	390	375,096
			2,318,148
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.400%	07/01/27	1,695	1,685,997
5.250%	07/01/29	2,000	2,024,305
5.350%	03/30/29	1,560	1,589,597
6.050%	08/01/28	550	570,658
			5,870,557

Total Corporate Bonds (cost $1,168,873,965)			1,125,721,193
Floating Rate and Other Loans — 0.0%
Chemicals — 0.0%
Venator Finance Sarl,
Initial First-Out Term Loan, 3 Month SOFR + 10.000%
14.308%(c)	12/31/25^	154	154,085
Term Loan, 3 Month SOFR + 2.000%
14.302%(c)	10/12/28	220	197,709
Venator Materials LLC,
First Out B Term Loan, 3 Month SOFR + 10.000%
14.329%(c)	07/16/26^	155	154,930
			506,724
Commercial Services — 0.0%
MPH Acquisition Holdings LLC,
First Term Out Loan, 3 Month SOFR + 3.750%
8.037%(c)	12/31/30	125	123,826
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Foods — 0.0%
Moran Foods LLC,
First Lien A R 2023 FLFO PIK Term Loan, 3 Month SOFR + 7.350%
11.649%(c)	06/30/26^	631	$499,255
11.649%(c)	06/30/26^	355	171,143
Super Senior DDTL, 1 Month SOFR + 11.600%
16.742%(c)	06/30/26^	17	17,119
			687,517
Miscellaneous Manufacturing — 0.0%
FGI Operating Co. LLC,
Exit Term Loan
12.000%	05/16/23^	19	1,617
Software — 0.0%
Interface Security Systems, LLC,
Term Loan
—%(p)	08/07/28^	1,240	930,142

Total Floating Rate and Other Loans (cost $2,791,091)			2,249,826
Municipal Bonds — 0.4%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	135	132,155
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	515	490,221
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,015	1,086,594
Revenue Bonds, BABs, Series S1
7.043%	04/01/50	950	1,119,222
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	770	887,370
University of California,
Taxable, Revenue Bonds, Series AQ
4.767%	05/15/2115	119	101,020
			3,194,206
Illinois — 0.0%
State of Illinois,
General Obligation Unlimited, Taxable
5.100%	06/01/33	1,162	1,158,315
Massachusetts — 0.0%
Commonwealth of Massachusetts,
Taxable, Revenue Bonds, Series B
4.110%	07/15/31	962	949,911
Missouri — 0.0%
Curators of the University of Missouri (The),
Revenue Bonds, BABs
5.792%	11/01/41	85	88,280

A32

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	366	$419,391
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	438	526,416
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H
5.665%	05/01/40	400	408,208
			1,354,015
New York — 0.1%
New York City Municipal Water Finance Authority,
Taxable, Revenue Bonds, BABs
5.882%	06/15/44	530	542,563
New York State Dormitory Authority,
Taxable, Revenue Bonds, BABs, Series H
5.389%	03/15/40	100	100,670
New York Transportation Development Corp.,
Taxable, Revenue Bonds
4.248%	09/01/35	2,325	2,259,107
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 165
5.647%	11/01/40	185	194,594
Consolidated, Taxable, Revenue Bonds, Series 174
4.458%	10/01/62	400	339,984
Consolidated, Taxable, Revenue Bonds, Series 181
4.960%	08/01/46	515	490,243
			3,927,161
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.800%	06/01/2111	865	748,993
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	103	110,517
Revenue Bonds, BABs, Series B
5.511%	12/01/45	270	263,545
			374,062
Texas — 0.0%
City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs
5.808%	02/01/41	305	313,608
Taxable, Revenue Bonds
4.427%	02/01/42	265	249,426
State of Texas,
General Obligation Unlimited, Taxable, BABs
5.517%	04/01/39	400	411,261
			974,295
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Virginia — 0.1%
University of Virginia,
Taxable, Revenue Bonds, Series A
3.227%	09/01/2119	2,915	$1,727,380

Total Municipal Bonds (cost $18,005,045)			15,118,994
Residential Mortgage-Backed Securities — 5.7%
Ajax Mortgage Loan Trust,
Series 2021-E, Class M1, 144A
2.940%(cc)	12/25/60	146	105,090
Angel Oak Mortgage Trust,
Series 2020-02, Class A1A, 144A
2.531%(cc)	01/26/65	2,760	2,577,334
BRAVO Residential Funding Trust,
Series 2023-RPL01, Class A1, 144A
5.000%(cc)	05/25/63	2,727	2,718,367
Center Street Lending Resi-Investor ABS Mortgage Trust,
Series 2024-RTL01, Class A1, 144A
6.892%(cc)	10/25/29	3,060	3,075,467
Chase Home Lending Mortgage Trust,
Series 2023-RPL01, Class A1, 144A
3.500%(cc)	06/25/62	1,387	1,283,258
Series 2024-RPL03, Class A1A, 144A
3.250%(cc)	09/25/64	476	422,576
CIM Trust,
Series 2022-R03, Class A1, 144A
4.500%(cc)	03/25/62	3,385	3,294,744
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64	1,357	1,334,745
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
4.933%(cc)	09/25/47	118	109,225
Series 2022-A, Class A1, 144A
6.170%(cc)	09/25/62	550	550,701
COLT Mortgage Loan Trust,
Series 2021-02, Class A1, 144A
0.924%(cc)	08/25/66	3,438	2,850,156
Series 2021-03, Class A1, 144A
0.956%(cc)	09/27/66	4,677	3,854,505
Series 2021-04, Class A1, 144A
1.397%(cc)	10/25/66	4,974	4,135,451
Series 2021-05, Class A1, 144A
1.726%(cc)	11/26/66	3,156	2,800,779
Connecticut Avenue Securities Trust,
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
5.840%(c)	10/25/43	794	794,247
Series 2024-R02, Class 1M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
6.140%(c)	02/25/44	761	762,100
Credit Suisse Mortgage Trust,
Series 2021-AFC1, Class A1, 144A
0.830%(cc)	03/25/56	1,840	1,500,505
Series 2021-NQM01, Class A1, 144A
0.809%(cc)	05/25/65	1,463	1,316,256

A33

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2022-RPL04, Class A1, 144A
3.904%(cc)	04/25/62	858	$815,264
Deephaven Residential Mortgage Trust,
Series 2021-02, Class A1, 144A
0.899%(cc)	04/25/66	4,681	4,138,219
Series 2021-03, Class A1, 144A
1.194%(cc)	08/25/66	4,237	3,673,766
Fannie Mae Interest Strips,
Series 429, Class C3, IO
2.500%	09/25/52	2,972	469,124
Series 437, Class C8, IO
2.500%	06/25/52	2,966	455,589
Fannie Mae REMIC,
Series 2011-098, Class ZL
3.500%	10/25/41	1,604	1,521,393
Series 2011-142, Class PE
3.500%	01/25/42	1,822	1,696,169
Series 2013-009, Class CB
5.500%	04/25/42	576	590,330
Series 2014-59, Class ZA
3.000%	09/25/44	1,412	1,286,400
Series 2014-95, Class ZC
3.000%	01/25/45	1,834	1,659,845
Series 2016-03, Class IN, IO
6.000%	02/25/46	1,515	229,405
Series 2016-43, Class GZ
3.000%	07/25/46	1,738	1,522,842
Series 2017-22, Class BZ
3.500%	04/25/47	2,403	2,206,611
Series 2020-24, Class SP, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
1.596%(c)	04/25/50	473	59,112
Series 2020-35, Class AI, IO
3.000%	06/25/50	3,018	491,366
Series 2020-56, Class AQ
2.000%	08/25/50	800	631,962
Series 2020-57, Class TA
2.000%	04/25/50	770	667,364
Series 2020-74, Class HI, IO
5.500%	10/25/50	2,051	364,636
Series 2020-77, Class HI, IO
4.000%	11/25/50	2,171	454,460
Series 2020-85, Class PI, IO
3.000%	12/25/50	3,079	510,444
Series 2020-97, Class EI, IO
2.000%	01/25/51	3,291	413,423
Series 2021-03, Class NI, IO
2.500%	02/25/51	3,399	514,566
Series 2021-03, Class TI, IO
2.500%	02/25/51	2,827	468,204
Series 2021-95, Class GA
1.875%	03/25/51	14,661	12,222,593
Series 2023-53, Class GB
6.000%	08/25/44	1,389	1,415,036
Series 2024-41, Class DA
5.500%	12/25/51	1,528	1,537,149
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA02, Class M2, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)
8.090%(c)	02/25/42	2,825	$2,919,536
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
7.240%(c)	04/25/42	725	745,311
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.690%(c)	05/25/42	1,775	1,843,185
Series 2022-DNA06, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 0.000%)
6.490%(c)	09/25/42	805	811,472
Series 2022-DNA07, Class M1B, 144A, 30 Day Average SOFR + 5.000% (Cap N/A, Floor 0.000%)
9.340%(c)	03/25/52	1,855	2,009,586
Series 2022-HQA03, Class M1B, 144A, 30 Day Average SOFR + 3.550% (Cap N/A, Floor 0.000%)
7.890%(c)	08/25/42	775	808,765
Series 2023-HQA03, Class A1, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)
6.190%(c)	11/25/43	481	486,001
Freddie Mac REMIC,
Series 2957, Class ZA
5.000%	03/15/35	606	618,197
Series 3967, Class ZP
4.000%	09/15/41	1,035	1,003,036
Series 4199, Class BZ
3.500%	05/15/43	1,308	1,208,839
Series 4430, Class NZ
3.000%	01/15/45	4,055	3,624,870
Series 4447, Class Z
3.000%	03/15/45	2,107	1,903,304
Series 4504, Class DZ
3.500%	08/15/45	2,602	2,452,729
Series 4640, Class CZ
3.500%	12/15/46	1,359	1,253,487
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)
0.000%(c)	10/25/50	1,694	46,136
Series 5149, Class JI, IO
3.000%	12/25/49	1,894	327,872
Series 5169, Class IO, IO
3.000%	09/25/51	2,533	419,272
Series 5170, Class DP
2.000%	07/25/50	2,244	1,955,025
Series 5201, Class LA
3.000%	06/25/48	3,240	3,032,818
Series 5201, Class PA
2.500%	03/25/52	1,689	1,497,197
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	462	8,049
Series 5269, Class AD
2.000%	01/25/55	7,581	5,995,317

A34

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust,
Series 2017-03, Class M2, 144A
4.750%(cc)	07/25/56	4,305	$4,202,784
Series 2019-04, Class MV
3.000%	02/25/59	8,238	7,115,986
Freddie Mac Strips,
Series 375, Class C1, IO
2.500%	01/25/51	3,334	517,992
Series 386, Class C14, IO
2.500%	03/15/52	2,668	404,618
Series 389, Class C1, IO
1.500%	05/15/37	7,609	430,442
Series 389, Class C35, IO
2.000%	06/15/52	3,567	457,731
Series 405, Class C17, IO
2.500%	08/25/52	2,148	332,113
Series 406, Class PO, PO
1.203%(s)	10/25/53	2,297	1,899,306
Government National Mortgage Assoc.,
Series 2014-12, Class ZB
3.000%	01/16/44	2,197	1,983,359
Series 2014-46, Class IO, IO
5.000%	03/16/44	2,063	290,792
Series 2016-37, Class IO, IO
5.000%	01/16/43	—(r)	—
Series 2018-72, Class ID, IO
4.500%	08/20/45	2,105	424,885
Series 2020-146, Class IA, IO
3.500%	11/20/41	2,217	363,824
Series 2021-165, Class ST, IO, 1 Month SOFR x (1) + 3.246% (Cap 0.020%, Floor 0.000%)
0.000%(c)	01/20/50	274	109
Series 2021-215, Class KA
2.500%	10/20/49	2,431	2,149,542
Series 2021-H03, Class IO, IO
0.000%(cc)	04/20/70	2,736	11,458
Series 2022-024, Class GA
3.000%	02/20/52	1,375	1,256,733
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	970	16,539
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	2,033	48,600
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	682	17,005
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	555	15,548
Series 2022-078, Class MS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	04/20/52	1,804	40,532
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52	2,576	64,638
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2022-085, Class SL, IO, 30 Day Average SOFR x (1) + 4.250% (Cap 4.250%, Floor 0.000%)
0.000%(c)	05/20/52		37,252	$1,566,775
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52		430	8,603
Series 2022-093, Class IO, IO
3.000%	08/20/51		5,294	600,647
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)
0.000%(c)	07/20/52		2,529	50,376
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52		1,968	43,579
Series 2022-139, Class AL
4.000%	07/20/51		900	811,018
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52		2,043	35,727
Series 2022-189, Class PT
2.500%	10/20/51		681	568,367
Series 2022-197, Class CS, IO, 30 Day Average SOFR x (1) + 5.500% (Cap 5.500%, Floor 0.000%)
1.156%(c)	11/20/52		16,260	1,017,805
Series 2024-129, Class AI, IO
5.000%	10/20/47		1,725	355,265
Series 2024-197, Class BN
3.000%	05/20/51		9,699	8,927,408
GS Mortgage-Backed Securities Trust,
Series 2025-SL01, Class A1, 144A
5.847%(cc)	11/25/67		4,100	4,099,965
Imperial Fund Mortgage Trust,
Series 2021-NQM01, Class A1, 144A
1.071%(cc)	06/25/56		1,248	1,078,680
Series 2021-NQM02, Class A1, 144A
1.073%(cc)	09/25/56		668	555,929
Series 2021-NQM03, Class A1, 144A
1.595%(cc)	11/25/56		4,566	3,918,925
Series 2021-NQM04, Class A1, 144A
2.091%(cc)	01/25/57		2,311	2,006,181
Series 2022-NQM02, Class A1, 144A
3.638%(cc)	03/25/67		4,013	3,750,236
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A
7.858%(cc)	09/25/59		1,278	1,277,775
LHOME Mortgage Trust,
Series 2024-RTL05, Class A1, 144A
5.323%(cc)	09/25/39		2,700	2,686,777
Series 2025-RTL01, Class A1, 144A
5.652%(cc)	01/25/40		2,100	2,105,072
Lugo Funding DAC (Spain),
Series 2024-01A, Class B, 144A, 3 Month EURIBOR + 1.500% (Cap N/A, Floor 0.000%)
4.021%(c)	05/26/66	EUR	2,100	2,247,598

A35

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
MFA Trust,
Series 2021-INV01, Class A1, 144A
0.852%(cc)	01/25/56	206	$197,484
Series 2024-RTL03, Class A1, 144A
5.913%(cc)	11/25/39	2,283	2,294,397
Mill City Mortgage Loan Trust,
Series 2019-GS01, Class M2, 144A
3.250%(cc)	07/25/59	4,425	3,940,830
New Residential Mortgage Loan Trust,
Series 2016-03A, Class A1B, 144A
3.250%(cc)	09/25/56	107(r)	100,639
Series 2017-01A, Class A1, 144A
4.000%(cc)	02/25/57	2,983	2,882,957
Series 2017-04A, Class A1, 144A
4.000%(cc)	05/25/57	1,562	1,494,646
Series 2018-RPL01, Class M2, 144A
3.500%(cc)	12/25/57	2,303	1,971,398
Series 2019-02A, Class A1, 144A
4.250%(cc)	12/25/57	104	101,529
Series 2019-03A, Class A1A, 144A
3.750%(cc)	11/25/58	1,493	1,429,589
Series 2019-06A, Class B2, 144A
4.250%(cc)	09/25/59	1,645	1,592,820
Series 2020-01A, Class A1B, 144A
3.500%(cc)	10/25/59	498	467,166
Series 2020-NQM02, Class A1, 144A
1.650%(cc)	05/24/60	438	421,634
Series 2024-RTL01, Class A1, 144A
6.664%(cc)	03/25/39	2,185	2,207,159
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)
5.085%(c)	06/25/57	74	72,776
Series 2021-NQM1, Class A1, 144A
1.072%(cc)	02/25/66	4,740	4,057,879
Series 2021-NQM2, Class A1, 144A
1.101%(cc)	05/25/61	5,106	4,150,970
Series 2021-NQM3, Class A1, 144A
1.054%(cc)	07/25/61	4,509	3,650,540
PRET LLC,
Series 2024-RN02, Class A1, 144A
7.125%(cc)	04/25/54	3,772	3,788,973
PRPM,
Series 2024-03, Class A1, 144A
6.994%(cc)	05/25/29	2,343	2,347,850
PRPM LLC,
Series 2020-04, Class A1, 144A
6.610%(cc)	10/25/25	549	549,477
Series 2025-RPL02, Class A1, 144A
3.750%(cc)	04/25/55	2,885	2,775,378
Rain City Mortgage Trust,
Series 2024-RTL01, Class A1, 144A
6.530%(cc)	11/25/29	1,197	1,211,531
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Seasoned Loans Structured Transaction Trust,
Series 2024-02, Class VF, 144A, 30 Day Average SOFR + 1.250% (Cap 6.500%, Floor 1.250%)
5.590%(c)	10/25/34		3,713	$3,732,580
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.373%(c)	06/24/71	EUR	281	304,107
Toorak Mortgage Trust,
Series 2025-RRTL01, Class A1, 144A
5.524%(cc)	02/25/40		2,700	2,704,175
Towd Point Mortgage Trust,
Series 2015-04, Class M2, 144A
3.750%(cc)	04/25/55		73	72,425
Series 2016-02, Class M2, 144A
3.000%(cc)	08/25/55		1,080	1,024,347
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58		611	596,448
Series 2019-01, Class A1, 144A
3.750%(cc)	03/25/58		3,280	3,159,404
Series 2019-04, Class B1B, 144A
3.500%(cc)	10/25/59		3,631	2,845,818
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)
5.435%(c)	10/25/59		99	100,623
Series 2022-04, Class A1, 144A
3.750%	09/25/62		4,487	4,251,478
Series 2023-01, Class A1, 144A
3.750%	01/25/63		1,837	1,758,705
Verus Securitization Trust,
Series 2021-05, Class A1, 144A
1.013%(cc)	09/25/66		5,019	4,268,943
Series 2021-07, Class A1, 144A
1.829%(cc)	10/25/66		3,864	3,451,519
Series 2022-03, Class A1, 144A
4.130%(cc)	02/25/67		622	587,735

Total Residential Mortgage-Backed Securities (cost $242,245,683)				238,793,955
Sovereign Bonds — 1.0%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
2.375%	08/20/30(a)		3,520	3,055,219
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		200	173,592
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		89	87,615
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.500%	02/22/29		640	630,400
5.950%	01/25/27		198	198,990
6.000%	07/19/28		396	398,574

A36

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A
5.500%	03/26/36		1,280	$1,223,120
6.125%	05/22/28		1,330	1,362,319
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, Series 05YR
5.375%	02/19/30		760	765,391
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	611	583,458
5.250%	03/22/30	EUR	435	448,170
5.875%	10/17/31	EUR	2,019	2,043,969
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.500%	02/12/34		340	278,970
4.600%	02/10/48		1,106	814,414
6.000%	05/13/30		611	624,442
6.000%	05/07/36		7,190	6,956,325
6.338%	05/04/53		495	450,450
6.350%	02/09/35		915	916,372
6.400%	05/07/54		1,120	1,023,120
6.875%	05/13/37		2,105	2,157,625
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110		320	250,880
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/16/50		200	127,500
6.700%	01/26/36		430	410,865
6.853%	03/28/54		380	332,833
6.875%	01/31/36		200	192,500
Sr. Unsub. Notes
2.252%	09/29/32		255	185,385
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
3.000%	01/15/34		280	231,560
5.375%	02/08/35		1,350	1,321,650
Province of Quebec (Canada),
Unsec’d. Notes, Series A, MTN
7.140%	02/27/26		330	337,004
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, Series 30Y, MTN
5.375%	06/15/33		2,308	2,390,469
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes
3.625%	03/27/32		3,050	2,548,275
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31		224	187,264
5.750%	03/24/35		444	401,154
5.875%	01/30/29		686	681,462
7.500%	02/10/37		400	406,800
Sr. Unsec’d. Notes, 144A, MTN
2.375%	04/19/27	EUR	195	205,998
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
5.375%	01/13/31		625	640,625
5.625%	01/13/35		200	205,250
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, 144A, MTN
5.750%	01/16/54		350	$333,323
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	2,136	2,063,124
3.125%	05/15/27	EUR	1,161	1,236,166
6.250%	05/26/28		800	815,600
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	630	530,928
3.125%	05/15/27	EUR	176	187,395
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	01/23/31		890	874,870

Total Sovereign Bonds (cost $42,764,155)				41,291,415
U.S. Government Agency Obligations — 26.8%
Federal Home Loan Mortgage Corp.
1.500%	06/01/51		70	53,153
1.500%	10/01/51		1,697	1,283,087
1.500%	11/01/51		587	444,541
1.500%	11/01/51		1,787	1,350,097
1.500%	01/01/52		324	244,828
1.500%	02/01/52		311	235,664
2.000%	08/01/40		1,853	1,619,213
2.000%	12/01/40		273	233,739
2.000%	12/01/41		1,918	1,635,198
2.000%	02/01/42		1,887	1,604,685
2.000%	05/01/42		2,327	1,982,380
2.000%	10/01/50		830	668,729
2.000%	10/01/50		1,703	1,366,033
2.000%	11/01/50		520	417,023
2.000%	11/01/50		926	749,172
2.000%	02/01/51		87	70,099
2.000%	03/01/51		3,698	2,961,076
2.000%	04/01/51		1,261	1,007,769
2.000%	04/01/51		2,898	2,318,896
2.000%	05/01/51		1,545	1,248,732
2.000%	08/01/51		560	449,451
2.000%	10/01/51		1,818	1,456,936
2.000%	11/01/51		315	254,040
2.000%	11/01/51		564	454,248
2.000%	04/01/52		2,733	2,203,097
2.100%	07/01/36		4,230	3,382,599
2.500%	06/01/50		968	816,939
2.500%	07/01/50		638	540,502
2.500%	07/01/50		980	824,410
2.500%	07/01/50		3,761	3,176,771
2.500%	09/01/50		1,553	1,312,287
2.500%	09/01/50		6,494	5,445,500
2.500%	11/01/50		1,770	1,488,724
2.500%	12/01/50		647	544,793
2.500%	12/01/50		824	697,479
2.500%	01/01/51		136	114,155
2.500%	02/01/51		541	458,754
2.500%	03/01/51		6,562	5,486,092
2.500%	04/01/51		12,131	10,170,745

A37

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	05/01/51	594	$499,243
2.500%	05/01/51	620	522,190
2.500%	07/01/51	394	330,935
2.500%	07/01/51	505	425,326
2.500%	08/01/51	504	422,986
2.500%	08/01/51	1,055	886,576
2.500%	10/01/51	904	759,774
2.500%	11/01/51	1,276	1,081,056
2.500%	02/01/52	564	474,217
2.500%	02/01/52	1,091	921,269
2.500%	04/01/52	675	567,825
2.500%	04/01/52	701	583,962
2.500%	04/01/52	3,259	2,756,788
3.000%	10/01/32	4	3,430
3.000%	11/01/32	5	4,574
3.000%	12/01/32	3	3,303
3.000%	09/01/37	32	29,397
3.000%	06/01/38	505	471,036
3.000%	04/01/46	2,277	2,022,836
3.000%	09/01/46	2,154	1,911,838
3.000%	12/01/46	19	16,819
3.000%	12/01/46	59	53,303
3.000%	12/01/46	89	80,040
3.000%	12/01/46	174	154,209
3.000%	01/01/47	661	586,590
3.000%	02/01/47	1,322	1,184,193
3.000%	07/01/50	585	513,676
3.000%	08/01/50	377	330,771
3.000%	08/01/50	1,124	991,928
3.000%	08/01/50	1,493	1,318,886
3.000%	08/01/50	2,734	2,397,006
3.000%	03/01/51	900	781,646
3.000%	08/01/51	275	240,667
3.000%	09/01/51	1,661	1,454,302
3.000%	10/01/51	2,133	1,867,727
3.000%	01/01/52	812	712,548
3.000%	02/01/52	859	751,754
3.000%	05/01/52	1,036	906,825
3.000%	05/01/52	21,180	18,374,410
3.000%	08/01/52	3,027	2,662,025
3.500%	04/01/42	84	78,025
3.500%	05/01/42	10	9,078
3.500%	08/01/42	41	38,113
3.500%	08/01/42	73	68,398
3.500%	08/01/42	222	207,120
3.500%	09/01/42	59	55,281
3.500%	10/01/42	15	13,890
3.500%	02/01/43	779	726,976
3.500%	06/01/43	61	56,767
3.500%	06/01/44	54	49,628
3.500%	01/01/45	5,639	5,241,963
3.500%	09/01/45	31	28,284
3.500%	11/01/45	138	127,938
3.500%	09/01/46	69	63,264
3.500%	03/01/47	238	219,589
3.500%	05/01/47	129	118,030
3.500%	10/01/47	224	208,725
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	11/01/47	151	$136,868
3.500%	12/01/47	276	257,069
3.500%	01/01/48	46	42,232
3.500%	01/01/48	62	56,822
3.500%	01/01/48	194	177,278
3.500%	02/01/48	342	312,095
3.500%	03/01/48	1,483	1,358,463
3.500%	01/01/50	357	325,038
3.500%	05/01/50	583	530,727
3.500%	02/01/52	2,148	1,949,863
3.500%	03/01/52	828	751,333
3.500%	07/01/52	3,416	3,083,227
4.000%	11/01/36	5	4,869
4.000%	06/01/37	66	64,916
4.000%	11/01/40	221	213,288
4.000%	12/01/40	166	159,742
4.000%	10/01/42	475	453,910
4.000%	12/01/42	15	14,040
4.000%	04/01/44	79	75,825
4.000%	07/01/44	31	29,603
4.000%	01/01/45	101	97,231
4.000%	01/01/45	2,340	2,250,631
4.000%	02/01/45	9	8,805
4.000%	02/01/45	23	21,540
4.000%	09/01/45	146	140,119
4.000%	09/01/45	2,193	2,106,701
4.000%	12/01/45	38	36,265
4.000%	12/01/45	42	40,078
4.000%	04/01/47	118	113,227
4.000%	07/01/47	473	447,951
4.000%	04/01/48	1,002	942,292
4.000%	06/01/48	188	178,349
4.000%	04/01/49	989	932,739
4.000%	05/01/49	47	44,156
4.000%	05/01/49	437	414,337
4.000%	07/01/49	516	494,689
4.000%	07/01/49	1,265	1,193,582
4.000%	07/01/50	2,079	1,970,856
4.000%	04/01/52	547	514,379
4.000%	07/01/52	6,071	5,674,775
4.500%	08/01/39	81	79,552
4.500%	12/01/39	34	33,981
4.500%	07/01/40	13	12,599
4.500%	05/01/41	66	64,721
4.500%	05/01/41	69	68,405
4.500%	03/01/42	169	167,029
4.500%	05/01/42	140	138,565
4.500%	11/01/43	125	122,084
4.500%	12/01/43	172	168,735
4.500%	04/01/44	14	13,315
4.500%	04/01/44	20	19,092
4.500%	04/01/44	815	799,314
4.500%	06/01/44	127	124,508
4.500%	04/01/47	411	401,990
4.500%	05/01/47	149	145,007
4.500%	07/01/47	153	149,429
4.500%	07/01/47	585	571,147

A38

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	08/01/47	48	$47,118
4.500%	10/01/47	105	102,536
4.500%	12/01/47	78	75,846
4.500%	02/01/48	63	61,235
4.500%	07/01/48	526	513,579
4.500%	08/01/48	756	740,486
4.500%	08/01/48	788	769,217
4.500%	07/01/52	1,532	1,468,577
4.500%	09/01/52	4,601	4,404,621
4.500%	11/01/52	516	496,811
4.500%	08/01/53	27	26,160
5.000%	11/01/41	489	494,516
5.000%	09/01/48	126	125,709
5.000%	10/01/48	65	64,892
5.000%	12/01/48	669	669,301
5.000%	10/01/49	3,926	3,920,022
5.000%	03/01/50	2,396	2,390,152
5.000%	07/01/50	160	158,815
5.000%	07/01/52	880	866,799
5.000%	09/01/52	5,014	4,929,811
5.000%	11/01/52	147	144,058
5.000%	01/01/53	931	914,684
5.000%	04/01/53	526	517,517
5.000%	04/01/53	943	930,491
5.000%	04/01/53	4,171	4,094,993
5.000%	11/01/54	1,403	1,379,890
5.000%	12/01/54	15,075	14,780,481
5.000%	01/01/55	3,962	3,915,423
5.500%	02/01/35	17	16,913
5.500%	12/01/36	8	8,050
5.500%	03/01/37	2	2,520
5.500%	12/01/37	1,918	1,949,747
5.500%	02/01/38	1	552
5.500%	02/01/38	426	433,624
5.500%	04/01/38	287	292,658
5.500%	07/01/38	111	113,290
5.500%	08/01/38	69	70,374
5.500%	08/01/38	110	112,459
5.500%	01/01/39	129	131,587
5.500%	11/01/52	1,738	1,741,188
5.500%	02/01/53	2,211	2,218,314
5.500%	10/01/53	364	364,174
5.500%	11/01/53	1,500	1,498,269
5.500%	03/01/54	5,053	5,047,235
5.500%	04/01/54	3,251	3,247,486
5.500%	07/01/54	2,814	2,811,297
5.500%	10/01/54	2,151	2,148,901
5.500%	10/01/54	4,000	3,995,786
5.500%	11/01/54	2,068	2,066,072
5.500%	12/01/54	1,319	1,322,185
5.500%	01/01/55	2,815	2,811,762
6.000%	12/01/28	—(r)	409
6.000%	01/01/32	—(r)	276
6.000%	11/01/32	1	1,037
6.000%	03/01/33	2	2,121
6.000%	11/01/33	1	1,243
6.000%	02/01/34	55	56,656
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	12/01/34	2	$1,731
6.000%	01/01/36	10	10,344
6.000%	03/01/36	—(r)	497
6.000%	04/01/36	9	9,795
6.000%	08/01/36	5	5,685
6.000%	11/01/36	3	2,732
6.000%	12/01/36	214	222,756
6.000%	04/01/37	—(r)	412
6.000%	05/01/37	4	3,873
6.000%	07/01/37	1	660
6.000%	08/01/37	13	14,060
6.000%	09/01/37	1	531
6.000%	09/01/37	2	1,993
6.000%	10/01/37	—(r)	145
6.000%	10/01/37	2	2,148
6.000%	10/01/37	4	4,513
6.000%	10/01/37	10	10,279
6.000%	11/01/37	73	76,470
6.000%	11/01/37	624	651,129
6.000%	12/01/37	1	850
6.000%	01/01/38	2	2,507
6.000%	01/01/38	3	3,416
6.000%	01/01/38	5	5,324
6.000%	01/01/38	6	5,954
6.000%	01/01/38	6	6,662
6.000%	01/01/38	11	11,240
6.000%	04/01/38	2	2,156
6.000%	04/01/38	7	7,061
6.000%	06/01/38	—(r)	414
6.000%	07/01/38	20	20,903
6.000%	08/01/38	2	2,200
6.000%	08/01/38	3	2,634
6.000%	08/01/38	90	94,056
6.000%	09/01/38	—(r)	510
6.000%	09/01/38	5	4,797
6.000%	10/01/38	4	3,876
6.000%	11/01/38	1	1,457
6.000%	01/01/39	217	226,882
6.000%	10/01/39	6	5,787
6.000%	03/01/40	4	4,344
6.000%	05/01/40	1	614
6.000%	11/01/52	744	758,643
6.000%	12/01/52	1,239	1,268,444
6.000%	03/01/53	567	583,185
6.000%	08/01/53	3,536	3,593,881
6.000%	04/01/54	715	733,469
6.000%	05/01/54	479	490,609
6.000%	06/01/54	2,987	3,044,202
6.000%	07/01/54	2,690	2,732,407
6.000%	08/01/54	4,134	4,208,467
6.500%	10/01/53	1,750	1,824,497
6.500%	07/01/54	1,619	1,686,968
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.634% (Cap 7.634%, Floor 1.634%)
2.831%(c)	12/01/50	865	816,534
Federal National Mortgage Assoc.
1.490%	09/01/35	2,761	2,122,452

A39

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
1.500%	11/01/50	2,559	$1,935,796
1.500%	01/01/51	3,807	2,879,523
1.500%	02/01/51	2,685	2,029,357
1.500%	03/01/51	634	480,370
1.500%	06/01/51	29	21,997
1.500%	08/01/51	331	250,222
1.500%	09/01/51	224	169,387
1.500%	09/01/51	847	641,468
1.500%	09/01/51	1,466	1,108,988
1.500%	10/01/51	222	167,770
1.500%	11/01/51	1,801	1,361,281
1.500%	01/01/52	577	436,217
2.000%	TBA	14,461	11,490,387
2.000%	03/01/31	718	682,448
2.000%	01/01/32	1,492	1,408,044
2.000%	05/01/36	683	622,011
2.000%	05/01/36	704	641,062
2.000%	08/01/36	220	201,279
2.000%	08/01/36	1,299	1,182,202
2.000%	09/01/36	978	893,215
2.000%	12/01/36	661	603,355
2.000%	12/01/40	331	281,996
2.000%	12/01/40	4,041	3,455,378
2.000%	01/01/41	2,693	2,302,291
2.000%	05/01/41	356	304,086
2.000%	07/01/41	827	706,298
2.000%	08/01/41	901	766,664
2.000%	09/01/41	2,118	1,807,876
2.000%	10/01/41	885	752,777
2.000%	09/01/50	887	714,749
2.000%	09/01/50	2,222	1,779,030
2.000%	10/01/50	1,269	1,017,659
2.000%	11/01/50	155	124,308
2.000%	11/01/50	8,729	6,993,600
2.000%	12/01/50	884	713,337
2.000%	12/01/50	925	747,337
2.000%	12/01/50	2,124	1,703,533
2.000%	01/01/51	57	46,259
2.000%	01/01/51	850	687,000
2.000%	01/01/51	2,287	1,834,333
2.000%	02/01/51	51	41,025
2.000%	02/01/51	679	548,347
2.000%	02/01/51	693	555,209
2.000%	02/01/51	1,313	1,059,189
2.000%	03/01/51	1,306	1,045,478
2.000%	03/01/51	2,489	1,992,852
2.000%	04/01/51	2,857	2,275,272
2.000%	04/01/51	3,973	3,180,016
2.000%	05/01/51	1,663	1,326,469
2.000%	05/01/51	22,016	17,600,260
2.000%	06/01/51	2,561	2,048,800
2.000%	07/01/51	430	344,217
2.000%	02/01/52	253	203,858
2.000%	02/01/52	348	280,120
2.000%	02/01/52	1,290	1,038,095
2.000%	03/01/52	945	766,492
2.000%	03/01/52	1,618	1,307,174
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	04/01/52	5,162	$4,131,344
2.148%(cc)	02/01/32	13,358	11,576,397
2.250%	04/01/33	875	746,131
2.280%	11/01/29	5,000	4,573,705
2.459%(cc)	04/01/34	9,961	8,526,749
2.500%	TBA	4,312	3,585,151
2.500%	12/01/35	658	612,372
2.500%	03/01/38	112	102,452
2.500%	06/01/40	2,500	2,230,563
2.500%	04/01/41	692	611,324
2.500%	11/01/41	618	545,021
2.500%	07/01/50	171	143,247
2.500%	07/01/50	328	276,527
2.500%	10/01/50	125	105,496
2.500%	10/01/50	993	829,903
2.500%	10/01/50	2,310	1,953,917
2.500%	11/01/50	1,461	1,224,341
2.500%	01/01/51	459	387,009
2.500%	02/01/51	99	83,165
2.500%	02/01/51	10,079	8,468,626
2.500%	03/01/51	1,741	1,457,375
2.500%	04/01/51	17,325	14,515,006
2.500%	05/01/51	616	517,610
2.500%	05/01/51	2,266	1,909,027
2.500%	05/01/51	3,156	2,649,626
2.500%	05/01/51	3,825	3,242,092
2.500%	05/01/51	4,129	3,454,220
2.500%	05/01/51	5,959	5,045,897
2.500%	06/01/51	584	493,106
2.500%	06/01/51	1,074	904,867
2.500%	06/01/51	3,292	2,751,519
2.500%	07/01/51	586	498,208
2.500%	07/01/51	1,326	1,115,301
2.500%	08/01/51	1,796	1,511,489
2.500%	08/01/51	3,080	2,593,597
2.500%	09/01/51	310	261,762
2.500%	09/01/51	798	669,850
2.500%	10/01/51	808	674,724
2.500%	10/01/51	925	781,693
2.500%	10/01/51	2,437	2,035,816
2.500%	11/01/51	145	122,415
2.500%	11/01/51	852	716,921
2.500%	11/01/51	1,945	1,634,891
2.500%	12/01/51	512	432,295
2.500%	01/01/52	774	653,176
2.500%	01/01/52	1,263	1,058,614
2.500%	01/01/52	1,411	1,186,603
2.500%	02/01/52	730	614,446
2.500%	03/01/52	545	459,841
2.500%	03/01/52	560	471,017
2.500%	03/01/52	569	479,735
2.500%	03/01/52	668	561,488
2.500%	03/01/52	939	788,360
2.500%	03/01/52	1,166	973,328
2.500%	04/01/52	522	437,190
2.500%	05/01/52	1,348	1,133,869
2.500%	01/01/57	1,982	1,649,095

A40

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	TBA	450	$425,643
3.000%	09/01/32	30	28,597
3.000%	01/01/33	33	32,083
3.000%	01/01/33	212	205,640
3.000%	11/01/36	63	58,605
3.000%	11/01/36	122	114,215
3.000%	12/01/36	191	178,550
3.000%	09/01/42	836	756,354
3.000%	06/01/43	3,035	2,752,182
3.000%	11/01/43	562	505,052
3.000%	11/01/44	1,799	1,617,661
3.000%	11/01/44	2,509	2,256,381
3.000%	02/01/45	179	160,602
3.000%	03/01/45	456	408,445
3.000%	04/01/45	45	40,404
3.000%	04/01/45	116	103,740
3.000%	05/01/45	1,089	973,709
3.000%	07/01/45	674	602,242
3.000%	05/01/46	59	52,407
3.000%	06/01/46	13	11,499
3.000%	06/01/46	44	39,394
3.000%	06/01/46	162	145,271
3.000%	08/01/46	41	36,968
3.000%	09/01/46	215	192,680
3.000%	10/01/46	109	96,236
3.000%	11/01/46	584	519,264
3.000%	01/01/47	76	67,130
3.000%	01/01/47	90	79,746
3.000%	01/01/47	172	151,706
3.000%	02/01/47	73	64,449
3.000%	02/01/47	142	125,835
3.000%	03/01/47	223	197,263
3.000%	03/01/47	275	244,289
3.000%	11/01/47	25	22,362
3.000%	12/01/47	537	476,582
3.000%	12/01/49	152	134,025
3.000%	02/01/50	369	324,370
3.000%	02/01/50	621	547,915
3.000%	02/01/50	9,837	8,723,129
3.000%	04/01/50	1,928	1,696,233
3.000%	08/01/50	556	490,268
3.000%	08/01/50	599	522,762
3.000%	08/01/50	1,338	1,167,778
3.000%	10/01/50	1,044	911,032
3.000%	11/01/50	581	509,478
3.000%	12/01/50	1,450	1,264,690
3.000%	04/01/51	512	446,578
3.000%	05/01/51	1,237	1,095,123
3.000%	05/01/51	1,965	1,703,722
3.000%	06/01/51	254	221,848
3.000%	07/01/51	322	282,350
3.000%	08/01/51	583	511,664
3.000%	08/01/51	1,409	1,232,002
3.000%	08/01/51	1,539	1,345,471
3.000%	09/01/51	2,023	1,777,813
3.000%	10/01/51	340	298,142
3.000%	10/01/51	377	329,897
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	10/01/51	2,183	$1,911,168
3.000%	11/01/51	626	549,026
3.000%	11/01/51	1,945	1,696,752
3.000%	11/01/51	3,023	2,639,046
3.000%	12/01/51	598	522,492
3.000%	12/01/51	1,228	1,073,980
3.000%	01/01/52	934	814,321
3.000%	01/01/52	1,468	1,285,763
3.000%	02/01/52	3,482	3,026,961
3.000%	03/01/52	528	466,436
3.000%	03/01/52	764	667,921
3.000%	04/01/52	1,044	912,518
3.000%	05/01/52	1,412	1,234,264
3.000%	06/01/52	1,207	1,056,539
3.000%	03/01/61	3,332	2,821,749
3.145%	08/01/34	5,700	5,080,184
3.500%	10/01/41	830	773,231
3.500%	01/01/42	46	42,736
3.500%	04/01/42	19	17,925
3.500%	04/01/42	48	44,821
3.500%	05/01/42	101	94,505
3.500%	07/01/42	25	23,693
3.500%	07/01/42	198	184,433
3.500%	09/01/42	302	281,226
3.500%	09/01/42	1,566	1,459,977
3.500%	01/01/43	985	917,112
3.500%	04/01/43	670	624,091
3.500%	04/01/43	736	687,952
3.500%	06/01/43	707	658,732
3.500%	06/01/43	718	669,194
3.500%	07/01/43	868	808,632
3.500%	08/01/43	1,952	1,814,469
3.500%	02/01/45	133	124,182
3.500%	02/01/45	422	393,033
3.500%	03/01/46	173	158,124
3.500%	07/01/46	61	55,286
3.500%	02/01/47	193	176,868
3.500%	03/01/47	47	43,621
3.500%	04/01/47	1,038	950,286
3.500%	05/01/47	235	216,502
3.500%	07/01/47	28	26,071
3.500%	11/01/47	321	293,079
3.500%	12/01/47	321	293,511
3.500%	01/01/48	195	178,386
3.500%	01/01/48	395	363,863
3.500%	02/01/48	147	134,146
3.500%	02/01/48	2,438	2,254,516
3.500%	04/01/48	65	60,623
3.500%	08/01/48	690	635,729
3.500%	12/01/48	159	145,434
3.500%	06/01/49	1,071	990,972
3.500%	07/01/49	142	128,987
3.500%	07/01/50	388	353,395
3.500%	08/01/50	143	130,623
3.500%	08/01/50	143	130,787
3.500%	08/01/50	726	665,191
3.500%	01/01/51	473	429,788

A41

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	06/01/51	711	$644,139
3.500%	12/01/51	383	346,408
3.500%	01/01/52	86	77,766
3.500%	03/01/52	1,190	1,084,497
3.500%	04/01/52	2,315	2,110,022
3.500%	05/01/52	635	580,704
3.500%	05/01/52	2,780	2,525,595
3.500%	05/01/52	4,811	4,345,893
3.500%	06/01/52	873	791,939
3.500%	06/01/52	1,762	1,600,791
3.500%	06/01/56	15,586	14,054,871
3.500%	10/01/56	2,997	2,696,857
3.500%	02/01/57	576	517,832
3.900%	11/01/31	8,000	7,718,941
4.000%	10/01/30	4	3,777
4.000%	07/01/37	24	23,149
4.000%	09/01/37	29	28,414
4.000%	03/01/38	20	19,436
4.000%	12/01/41	124	118,978
4.000%	04/01/42	38	36,506
4.000%	05/01/42	57	55,222
4.000%	05/01/42	230	220,993
4.000%	01/01/44	241	231,126
4.000%	02/01/45	804	771,803
4.000%	03/01/46	251	239,162
4.000%	04/01/47	272	257,032
4.000%	07/01/47	118	111,258
4.000%	07/01/47	480	454,723
4.000%	08/01/47	211	199,281
4.000%	09/01/47	151	142,256
4.000%	10/01/47	560	530,424
4.000%	11/01/47	136	129,355
4.000%	12/01/47	35	32,768
4.000%	06/01/48	61	57,689
4.000%	06/01/48	419	394,507
4.000%	06/01/48	2,775	2,613,828
4.000%	07/01/48	1,911	1,800,571
4.000%	09/01/48	4,930	4,645,681
4.000%	11/01/48	111	105,315
4.000%	12/01/48	677	638,078
4.000%	01/01/49	216	204,259
4.000%	01/01/49	321	306,707
4.000%	04/01/49	3,073	2,880,986
4.000%	08/01/49	108	103,293
4.000%	04/01/50	2,162	2,036,526
4.000%	08/01/51	318	304,944
4.000%	06/01/52	1,414	1,325,832
4.000%	06/01/52	3,021	2,820,118
4.000%	07/01/52	4,575	4,289,492
4.000%	12/01/54	10,168	9,517,879
4.000%	02/01/56	1,264	1,183,143
4.050%	11/01/31	10,912	10,615,411
4.370%	01/01/32	7,781	7,724,424
4.390%	04/01/29	2,574	2,578,948
4.460%	11/01/34	4,203	4,158,128
4.500%	04/01/31	6	5,694
4.500%	05/01/31	19	18,772
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	06/01/31	7	$6,788
4.500%	11/01/31	9	8,871
4.500%	11/01/35	9	9,119
4.500%	12/01/37	975	971,428
4.500%	02/01/41	20	19,810
4.500%	03/01/41	7	7,136
4.500%	04/01/41	1	840
4.500%	05/01/41	2	2,242
4.500%	05/01/41	3	2,488
4.500%	07/01/41	22	21,639
4.500%	10/01/41	5	4,901
4.500%	12/01/41	47	46,621
4.500%	01/01/42	5	5,228
4.500%	06/01/42	11	11,086
4.500%	09/01/42	148	146,380
4.500%	10/01/43	219	214,129
4.500%	11/01/43	551	536,590
4.500%	01/01/44	54	53,348
4.500%	03/01/44	339	331,505
4.500%	04/01/44	16	15,162
4.500%	05/01/44	73	70,949
4.500%	01/01/45	236	231,142
4.500%	05/01/45	211	206,040
4.500%	07/01/45	236	230,514
4.500%	09/01/45	64	62,214
4.500%	11/01/45	8	8,246
4.500%	11/01/45	64	62,836
4.500%	11/01/45	352	344,779
4.500%	12/01/45	113	110,447
4.500%	07/01/46	740	725,860
4.500%	08/01/46	163	159,612
4.500%	01/01/47	29	28,212
4.500%	03/01/47	150	145,937
4.500%	05/01/47	422	410,905
4.500%	07/01/47	58	56,801
4.500%	09/01/47	14	13,753
4.500%	10/01/47	17	16,658
4.500%	10/01/47	60	58,452
4.500%	11/01/47	11	11,026
4.500%	11/01/47	30	29,010
4.500%	11/01/47	203	197,968
4.500%	11/01/47	261	254,035
4.500%	11/01/47	477	464,707
4.500%	12/01/47	19	18,267
4.500%	12/01/47	58	57,036
4.500%	01/01/48	453	441,014
4.500%	02/01/48	26	25,491
4.500%	03/01/48	21	20,863
4.500%	03/01/48	29	27,980
4.500%	05/01/48	29	27,782
4.500%	05/01/48	591	578,301
4.500%	05/01/48	1,532	1,497,092
4.500%	06/01/48	31	29,871
4.500%	08/01/48	374	364,679
4.500%	10/01/49	52	50,284
4.500%	05/01/52	943	903,360
4.500%	06/01/52	623	596,468

A42

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	11/01/52	8,442	$8,089,763
4.500%	03/01/53	2,299	2,200,338
4.500%	07/01/53	357	341,758
4.500%	08/01/53	260	249,145
4.500%	08/01/53	464	444,150
4.500%	10/01/53	2,338	2,238,014
4.500%	02/01/54	644	615,850
4.500%	10/01/54	9,649	9,252,950
4.500%	11/01/54	4,744	4,540,293
4.500%	09/01/63	5,214	5,006,187
4.600%	12/01/32	5,000	4,998,108
4.610%	07/01/32	3,190	3,193,739
4.610%	07/01/32	4,000	4,004,689
4.750%	04/01/28	475	480,784
4.750%	11/01/39	4,994	4,968,513
4.760%	06/01/29	900	911,453
5.000%	03/01/36	2	2,184
5.000%	12/01/36	1	728
5.000%	12/01/39	2	2,475
5.000%	01/01/40	1	1,493
5.000%	05/01/40	2	2,026
5.000%	05/01/40	9	9,406
5.000%	01/01/41	9	8,927
5.000%	04/01/41	3	3,016
5.000%	05/01/41	1	1,493
5.000%	05/01/41	28	27,830
5.000%	07/01/41	535	539,501
5.000%	01/01/42	4	4,499
5.000%	12/01/43	963	971,380
5.000%	09/01/48	165	165,036
5.000%	01/01/49	179	178,710
5.000%	01/01/49	291	290,634
5.000%	08/01/49	210	210,977
5.000%	12/01/49	1,382	1,376,078
5.000%	07/01/52	471	469,927
5.000%	09/01/52	2,723	2,675,058
5.000%	09/01/52	5,713	5,618,440
5.000%	11/01/52	4,220	4,147,008
5.000%	05/01/53	1,510	1,488,863
5.000%	07/01/53	584	582,153
5.000%	08/01/54	2,895	2,848,703
5.000%	12/01/54	4,972	4,916,114
5.000%	01/01/55	25,053	24,579,518
5.065%	12/01/28	1,950	1,999,936
5.500%	TBA	38,755	38,703,483
5.500%	04/01/33	8	8,525
5.500%	10/01/33	10	9,796
5.500%	11/01/33	1	876
5.500%	02/01/34	10	10,367
5.500%	03/01/34	7	7,083
5.500%	09/01/34	4	4,221
5.500%	03/01/35	10	9,916
5.500%	05/01/35	3	3,032
5.500%	01/01/36	1	508
5.500%	07/01/36	3	2,613
5.500%	01/01/37	7	7,567
5.500%	06/01/37	2	2,138
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	03/01/38	8	$8,132
5.500%	04/01/38	635	645,317
5.500%	09/01/39	3	3,405
5.500%	12/01/39	56	56,912
5.500%	06/01/40	8	8,066
5.500%	10/01/52	1,292	1,297,974
5.500%	11/01/52	696	697,317
5.500%	11/01/52	1,132	1,137,536
5.500%	11/01/52	1,425	1,433,149
5.500%	11/01/52	1,661	1,665,571
5.500%	12/01/52	4,273	4,282,288
5.500%	06/01/53	2,245	2,250,155
5.500%	08/01/53	525	526,894
5.500%	08/01/53	595	595,418
5.500%	09/01/53	1,159	1,168,128
5.500%	03/01/54	349	349,037
5.500%	08/01/54	1,614	1,612,605
5.500%	11/01/54	872	871,474
5.500%	12/01/54	1,007	1,010,582
5.500%	02/01/55	556	555,268
5.500%	02/01/55	1,363	1,361,550
5.500%	03/01/55	714	712,927
5.500%	09/01/56	1,165	1,203,759
6.000%	TBA	68,817	69,893,433
6.000%	11/01/28	—(r)	264
6.000%	02/01/29	—(r)	191
6.000%	03/01/32	—(r)	354
6.000%	05/01/33	—(r)	150
6.000%	01/01/34	8	8,629
6.000%	11/01/35	4	3,850
6.000%	12/01/35	1	1,527
6.000%	04/01/36	2	2,546
6.000%	07/01/36	1	1,392
6.000%	08/01/36	—(r)	24
6.000%	08/01/36	1	1,431
6.000%	08/01/36	8	7,899
6.000%	09/01/36	—(r)	58
6.000%	09/01/36	—(r)	289
6.000%	09/01/36	1	531
6.000%	09/01/36	1	607
6.000%	09/01/36	8	7,808
6.000%	10/01/36	1	577
6.000%	10/01/36	4	4,014
6.000%	10/01/36	8	8,324
6.000%	11/01/36	—(r)	94
6.000%	11/01/36	1	797
6.000%	11/01/36	2	1,726
6.000%	11/01/36	5	4,988
6.000%	11/01/36	7	6,862
6.000%	12/01/36	—(r)	108
6.000%	12/01/36	—(r)	154
6.000%	12/01/36	—(r)	206
6.000%	12/01/36	2	1,552
6.000%	12/01/36	4	3,947
6.000%	12/01/36	8	8,369
6.000%	01/01/37	—(r)	199
6.000%	01/01/37	—(r)	492

A43

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	01/01/37	3	$2,830
6.000%	01/01/37	5	5,562
6.000%	01/01/37	8	8,141
6.000%	01/01/37	636	662,697
6.000%	02/01/37	7	6,778
6.000%	02/01/37	109	113,216
6.000%	03/01/37	7	7,050
6.000%	03/01/37	11	11,406
6.000%	03/01/37	66	67,264
6.000%	05/01/37	1	1,158
6.000%	05/01/37	5	5,716
6.000%	05/01/37	7	7,736
6.000%	06/01/37	1	697
6.000%	08/01/37	1	1,055
6.000%	08/01/37	3	3,114
6.000%	08/01/37	4	4,045
6.000%	08/01/37	13	13,256
6.000%	10/01/37	—(r)	204
6.000%	12/01/52	619	631,106
6.000%	01/01/53	2,471	2,511,154
6.000%	05/01/53	1,314	1,352,395
6.000%	06/01/53	511	525,354
6.000%	07/01/53	680	697,990
6.000%	05/01/54	848	861,851
6.000%	09/01/54	976	995,418
6.000%	10/01/54	2,913	2,967,574
6.500%	10/01/36	275	288,592
6.625%	11/15/30	1,950	2,196,921
7.000%	TBA	2,795	2,921,243
Freddie Mac Coupon Strips
3.220%(s)	07/15/32	180	129,538
Government National Mortgage Assoc.
2.000%	TBA	11,595	9,481,262
2.000%	10/20/50	9,874	8,079,221
2.000%	12/20/50	5,191	4,247,637
2.000%	01/20/51	1,703	1,393,248
2.000%	02/20/51	989	787,735
2.000%	02/20/51	3,117	2,550,911
2.000%	03/20/51	1,034	831,880
2.000%	04/20/51	943	751,514
2.000%	05/20/52	3,680	3,011,210
2.500%	TBA	13,235	11,287,365
2.500%	11/20/49	1,830	1,570,152
2.500%	09/20/50	238	203,757
2.500%	10/20/50	2,529	2,160,415
2.500%	11/20/50	832	710,330
2.500%	12/20/50	5,197	4,438,335
2.500%	03/20/51	1,438	1,226,864
2.500%	04/20/51	1,619	1,382,464
2.500%	05/20/51	4,365	3,724,683
2.500%	07/20/51	2,187	1,866,227
2.500%	10/20/51	973	824,660
3.000%	TBA	8,541	7,564,129
3.000%	02/20/42	16	14,767
3.000%	10/15/42	1,100	998,992
3.000%	01/20/50	1,117	994,821
3.000%	02/20/50	98	86,829
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	09/20/50	285	$253,200
3.000%	01/20/51	9,015	8,013,586
3.000%	04/20/51	6,877	6,098,411
3.000%	08/20/51	9,633	8,537,112
3.000%	09/20/51	2,698	2,391,403
3.000%	10/20/51	761	674,691
3.000%	01/20/52	690	606,002
3.000%	01/20/52	20,745	18,383,933
3.000%	03/20/52	723	635,237
3.000%	07/20/52	3,269	2,896,605
3.000%	12/20/52	171	151,967
3.500%	09/15/41	18	17,150
3.500%	11/15/41	2	1,521
3.500%	11/15/41	13	11,823
3.500%	01/15/42	4	4,112
3.500%	01/15/42	71	67,198
3.500%	02/15/42	12	11,693
3.500%	03/15/42	5	4,625
3.500%	03/15/42	45	42,605
3.500%	05/15/42	13	12,442
3.500%	06/15/42	9	8,668
3.500%	07/15/42	8	7,393
3.500%	07/15/42	8	7,880
3.500%	07/15/42	17	15,552
3.500%	07/15/42	20	18,609
3.500%	08/15/42	10	9,711
3.500%	01/15/43	9	8,100
3.500%	02/15/43	14	12,716
3.500%	04/15/43	19	17,793
3.500%	04/15/43	98	91,878
3.500%	04/20/43	197	183,979
3.500%	05/15/43	5	4,973
3.500%	05/15/43	6	6,034
3.500%	05/15/43	7	6,589
3.500%	05/15/43	30	27,755
3.500%	05/20/43	520	485,121
3.500%	07/15/43	52	48,502
3.500%	10/15/43	27	25,315
3.500%	11/15/43	6	5,453
3.500%	12/15/43	72	67,479
3.500%	01/15/44	22	20,687
3.500%	02/20/44	695	647,435
3.500%	03/20/45	24	22,077
3.500%	04/20/45	36	33,053
3.500%	05/20/45	67	62,320
3.500%	07/20/45	26	24,327
3.500%	08/20/45	35	32,870
3.500%	10/20/45	57	52,601
3.500%	11/20/45	25	22,885
3.500%	12/20/45	293	272,126
3.500%	05/20/46	120	111,072
3.500%	07/20/46	251	232,762
3.500%	09/20/46	54	49,629
3.500%	10/20/46	115	106,346
3.500%	05/20/47	118	108,801
3.500%	03/20/48	29	26,622
3.500%	04/20/48	12	10,814

A44

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	02/20/49	1,067	$986,481
3.500%	06/20/49	564	518,237
3.500%	11/20/49	1,378	1,264,230
3.500%	06/20/50	1,391	1,278,578
3.500%	11/20/50	946	872,743
3.500%	02/20/51	1,299	1,191,776
3.500%	04/20/51	867	796,605
3.500%	09/20/51	570	523,664
3.500%	01/20/52	183	168,152
3.500%	02/20/52	5,244	4,814,052
3.500%	07/20/52	594	544,217
3.500%	12/20/52	1,738	1,593,711
4.000%	TBA	1,480	1,385,348
4.000%	07/20/39	98	94,252
4.000%	10/20/40	152	146,192
4.000%	12/20/40	617	591,990
4.000%	01/20/41	22	21,574
4.000%	02/20/41	67	64,166
4.000%	03/15/41	87	83,558
4.000%	12/20/46	243	230,888
4.000%	05/20/47	94	88,480
4.000%	06/20/47	234	221,606
4.000%	07/20/47	21	20,027
4.000%	09/20/47	1,036	981,208
4.000%	11/20/47	267	252,902
4.000%	12/20/47	244	230,251
4.000%	01/20/48	736	694,804
4.000%	11/20/49	721	681,370
4.000%	02/15/52	3,605	3,395,933
4.000%	08/20/52	1,906	1,788,825
4.000%	01/20/65	4,809	4,439,267
4.500%	TBA	14,020	13,450,437
4.500%	12/20/39	10	9,926
4.500%	01/20/40	12	11,989
4.500%	02/20/40	10	9,898
4.500%	05/20/40	226	222,281
4.500%	07/20/40	4	4,011
4.500%	10/20/40	8	7,377
4.500%	12/20/40	171	168,469
4.500%	02/20/42	198	194,327
4.500%	11/20/46	43	42,006
4.500%	03/15/47	63	61,032
4.500%	04/15/47	80	77,796
4.500%	05/15/47	59	57,576
4.500%	05/20/52	304	293,775
4.500%	08/20/52	2,851	2,739,194
4.500%	09/20/52	561	540,719
4.500%	09/20/52	931	894,073
4.500%	10/20/52	3,545	3,404,182
5.000%	TBA	5,005	4,922,628
5.000%	08/15/38	49	49,680
5.000%	10/15/38	4	4,026
5.000%	10/15/38	162	164,691
5.000%	12/15/38	65	65,765
5.000%	03/15/39	202	204,165
5.000%	05/15/39	58	58,348
5.000%	05/15/39	192	194,342
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	11/15/39	87	$88,220
5.000%	04/15/40	839	849,911
5.000%	05/20/40	781	791,173
5.000%	06/20/40	621	629,277
5.000%	07/20/40	13	13,366
5.000%	07/20/40	243	246,417
5.000%	09/15/40	220	222,778
5.000%	10/20/47	17	16,881
5.000%	08/20/53	951	941,313
5.000%	10/20/54	2,288	2,255,896
5.500%	TBA	17,695	17,731,366
5.500%	08/20/53	623	629,509
6.000%	09/20/53	1,246	1,284,507
6.000%	01/20/54	515	530,734
6.000%	10/20/54	4,941	5,016,492
6.500%	01/20/54	445	459,221
6.500%	10/20/54	1,494	1,562,299
6.500%	03/20/55	1,909	1,975,206
7.000%	10/20/54	1,992	2,109,190
Government National Mortgage Assoc., 1 Month RFUCCT + 2.400% (Cap 12.645%, Floor 2.400%)
6.871%(c)	04/20/60	334	342,597
Tennessee Valley Authority, Sr. Unsec’d. Notes
5.250%	02/01/55	900	892,309
Tennessee Valley Authority Generic Strips
2.705%(s)	09/15/30	147	113,110
2.897%(s)	03/15/33	123	84,625
Tennessee Valley Authority Generic Strips, Bonds
4.724%(s)	07/15/34	90	57,394

Total U.S. Government Agency Obligations (cost $1,171,308,552)			1,128,212,830
U.S. Treasury Obligations — 19.1%
U.S. Treasury Bonds
1.250%	05/15/50	12,610	6,261,653
1.625%	11/15/50	15,650	8,517,023
1.875%	11/15/51	34,685	19,943,875
2.000%	11/15/41	18,200	12,782,656
2.000%	08/15/51	10,020	5,966,597
2.375%	11/15/49	10,790	7,136,573
2.375%	05/15/51	18,375	12,015,527
2.500%	02/15/45(k)	12,370	8,914,131
2.750%	11/15/47	11,102	8,097,230
3.000%	05/15/47	12,437	9,553,171
3.000%	02/15/48	25,707	19,593,554
3.000%	02/15/49	430	325,120
3.375%	11/15/48	1,096	889,473
3.625%	02/15/44	8,190	7,163,691
4.250%	02/15/54	11,339	10,685,236
4.250%	08/15/54	11,615	10,963,471
4.375%	08/15/43	34,390	33,519,503
4.500%	02/15/44	22,630	22,361,269
4.750%	11/15/53	7,380	7,543,744
U.S. Treasury Inflation Indexed Bonds, TIPS
0.250%	02/15/50	4,881	2,976,654
0.625%	02/15/43	3,254	2,501,202
0.750%	02/15/42	9,954	7,986,565

A45

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
0.750%	02/15/45	1,916	$1,453,254
1.000%	02/15/46	1,837	1,448,026
1.375%	07/15/33	523	510,074
1.375%	02/15/44	5,514	4,796,777
1.750%	01/15/34	10,603	10,582,385
U.S. Treasury Notes
0.625%	05/15/30	5,511	4,662,392
1.250%	08/15/31(h)	745	628,361
1.875%	02/15/32	31,995	27,780,659
3.125%	08/31/29	21,146	20,455,451
3.750%	08/15/27	68,397	68,172,572
3.750%	06/30/30(k)	49,320	48,772,855
3.750%	08/31/31	5,062	4,973,415
3.875%	09/30/29	11,455	11,422,782
3.875%	08/15/34	44,254	43,133,821
4.000%	07/31/29	142,401	142,768,128
4.000%	10/31/29	4,160	4,169,100
4.000%	03/31/30	50	50,098
4.000%	02/15/34	7,915	7,808,642
4.125%	11/30/29	14,470	14,583,047
4.250%	01/15/28	24,920	25,153,625
4.250%	11/15/34	19,780	19,841,813
4.375%	12/31/29	15,000	15,271,875
4.500%	03/31/26	18,320	18,395,856
4.500%	11/15/33	38,765	39,697,783
4.875%	10/31/30	16,730	17,450,174
U.S. Treasury Strips Coupon
1.497%(s)	08/15/41	4,494	2,065,985
2.380%(s)	02/15/42(h)(k)	40,000	17,922,110
2.384%(s)	02/15/43	3,505	1,488,223
3.929%(s)	02/15/41	1,150	544,269
4.862%(s)	11/15/41	2,420	1,098,881

Total U.S. Treasury Obligations (cost $848,692,019)			802,800,351

	Shares
Common Stocks — 0.1%
Aerospace & Defense — 0.0%
Incora Intermediate LLC*^	869	17,371
Building Products — 0.0%
SAL TopCo LLC*^	2,403,091	240
Chemicals — 0.0%
Cornerstone Chemical Co.*^	16,552	127,450
TPC Group, Inc.*^	52,737	1,186,583
Venator Materials PLC*^	688	240,800
		1,554,833
Consumer Staples Distribution & Retail — 0.0%
ESC NMG Parent LLC*^	956	24,569
RITE AID Corp.*^	597	—
RITE AID Corp., 144A*^	606,000	1
		24,570
Diversified Telecommunication Services — 0.0%
Windstream Holdings, Inc.*^	486	6,318
	Shares	Value
Common Stocks (continued)
Electric Utilities — 0.0%
GenOn Energy Holdings, Inc. (Class A Stock)*^	14,898	$446,940
Keycon Power Holdings LLC*^	26,575	416,430
		863,370
Gas Utilities — 0.0%
Ferrellgas Partners LP (Class B Stock)	3,871	643,595
Metals & Mining — 0.0%
MNK Common Stock*	145	13,147
Oil, Gas & Consumable Fuels — 0.0%
Heritage Power LLC*	22,672	1,221,454
Heritage Power LLC*	997	53,714
Heritage Power LLC*^	26,092	13,046
		1,288,214
Specialty Retail — 0.0%
Claire’s Private Placement*^	795	40
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd. (Jamaica)*	184,508	1,199,302
Intelsat Emergence SA (Luxembourg)*	19,688	727,235
		1,926,537

Total Common Stocks (cost $6,035,499)		6,338,235
Preferred Stocks — 0.0%
Electronic Equipment, Instruments & Components — 0.0%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	75,000	75,000
Specialty Retail — 0.0%
Claire’s Stores, Inc., CVT*^	835	851,700
Wireless Telecommunication Services — 0.0%
Digicel International Finance Ltd. (Jamaica)*^	12,039	137,290

Total Preferred Stocks (cost $292,226)		1,063,990
Unaffiliated Exchange-Traded Funds — 4.1%
iShares Core U.S. Aggregate Bond ETF	876,720	86,725,143
Vanguard Total Bond Market ETF	1,175,283	86,324,536

Total Unaffiliated Exchange-Traded Funds (cost $180,217,855)		173,049,679

	Units
Warrants* — 0.0%
Interactive Media & Services
Diamond Sports Group, LLC, expiring 06/30/26	58,081	35,458
(cost $0)

Total Long-Term Investments (cost $4,511,319,231)		4,357,232,692

A46

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Short-Term Investments — 2.3%
Affiliated Mutual Funds — 2.3%
PGIM Core Government Money Market Fund (7-day effective yield 4.488%)(wa)	29,713,151	$29,713,151
PGIM Institutional Money Market Fund (7-day effective yield 4.548%) (cost $67,002,141; includes $65,565,458 of cash collateral for securities on loan)(b)(wa)	67,043,163	67,002,937

Total Affiliated Mutual Funds (cost $96,715,292)		96,716,088
Unaffiliated Fund — 0.0%
Dreyfus Government Cash Management (7-day effective yield 4.226%) (Institutional Shares)	1,182	1,182
(cost $1,182)
Options Purchased*~ — 0.0%
(cost $101,633)		139,711

Total Short-Term Investments (cost $96,818,107)		96,856,981

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—105.8% (cost $4,608,137,338)		4,454,089,673
Options Written*~ — (0.0)%
(premiums received $405,530)		(448,865)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—105.8% (cost $4,607,731,808)		4,453,640,808

Liabilities in excess of other assets(z) — (5.8)%		(243,623,040)

Net Assets — 100.0%		$4,210,017,768

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
AID	Agency for International Development
BABs	Build America Bonds
BARC	Barclays Bank PLC
BNP	BNP Paribas S.A.
BNY	Bank of New York Mellon
BOA	Bank of America, N.A.
CDX	Credit Derivative Index
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CVT	Convertible Security
DAC	Designated Activity Company
DB	Deutsche Bank AG
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
GMTN	Global Medium Term Note
GS	Goldman Sachs & Co. LLC
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
N/A	Not Applicable
OTC	Over-the-counter
PIK	Payment-in-Kind
PO	Principal Only
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SSB	State Street Bank & Trust Company
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TD	The Toronto-Dominion Bank
TIPS	Treasury Inflation-Protected Securities
UMBS	Uniform Mortgage-Backed Securities
USOIS	United States Overnight Index Swap

A47

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $10,977,490 and 0.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $65,565,458; cash collateral of $66,759,335 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	1.500%	TBA	04/14/25	$(4,325)		$(3,264,900)
Federal National Mortgage Assoc.	3.000%	TBA	04/14/25	(13,204)		(11,442,100)
Federal National Mortgage Assoc.	3.000%	TBA	05/13/25	(2,000)		(1,732,657)
Federal National Mortgage Assoc.	3.500%	TBA	04/14/25	(5,374)		(4,846,282)
Federal National Mortgage Assoc.	3.500%	TBA	05/13/25	(4,765)		(4,294,293)
Federal National Mortgage Assoc.	4.000%	TBA	04/14/25	(16,889)		(15,735,688)
Federal National Mortgage Assoc.	4.500%	TBA	04/14/25	(14,175)		(13,557,926)
Federal National Mortgage Assoc.	4.500%	TBA	04/16/25	(2,405)		(2,384,703)
Federal National Mortgage Assoc.	4.500%	TBA	05/13/25	(1,000)		(956,038)
Federal National Mortgage Assoc.	5.000%	TBA	04/14/25	(16,685)		(16,352,142)
Federal National Mortgage Assoc.	6.500%	TBA	04/14/25	(905)		(933,163)
Government National Mortgage Assoc.	3.000%	TBA	04/21/25	(1,000)		(885,626)
Government National Mortgage Assoc.	3.500%	TBA	04/21/25	(3,725)		(3,408,101)
Government National Mortgage Assoc.	6.000%	TBA	04/21/25	(8,710)		(8,839,701)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $88,635,665)						$(88,633,320)
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs CZK	Call	CITI	04/15/25	27.00		—	EUR	595	$—
Currency Option EUR vs PLN	Call	CITI	04/15/25	4.60		—	EUR	595	9
Currency Option EUR vs TRY	Call	GSI	04/04/25	50.00		—	EUR	607	26
Currency Option EUR vs TRY	Call	GSI	04/04/25	50.00		—	EUR	607	26
Currency Option EUR vs USD	Call	JPM	05/05/25	1.12		—	EUR	2,429	4,542
Currency Option USD vs BRL	Call	JPM	04/09/25	6.80		—		301	2
A48

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs BRL	Call	MSI	04/10/25	7.00		—		601	$2
Currency Option USD vs BRL	Call	MSI	04/23/25	7.00		—		592	26
Currency Option USD vs CNH	Call	MSI	06/26/25	7.35		—		3,522	12,724
Currency Option USD vs COP	Call	HSBC	04/10/25	4,800.00		—		601	9
Currency Option USD vs COP	Call	HSBC	04/10/25	4,850.00		—		601	6
Currency Option USD vs COP	Call	MSI	04/15/25	4,900.00		—		590	13
Currency Option USD vs IDR	Call	JPM	04/22/25	18,400.00		—		601	17
Currency Option USD vs INR	Call	JPM	01/08/26	91.00		—		2,021	8,151
Currency Option USD vs KRW	Call	HSBC	04/08/25	1,600.00		—		604	1
Currency Option USD vs KRW	Call	HSBC	04/17/25	1,600.00		—		591	14
Currency Option USD vs MXN	Call	CITI	04/03/25	26.30		—		610	—
Currency Option USD vs MXN	Call	CITI	04/08/25	25.00		—		604	3
Currency Option USD vs MXN	Call	CITI	04/10/25	23.50		—		597	30
Currency Option USD vs MXN	Call	MSI	04/15/25	24.00		—		590	37
Currency Option USD vs MXN	Call	MSI	04/29/25	24.00		—		293	64
Currency Option USD vs TRY	Call	JPM	04/18/25	75.00		—		590	358
Currency Option USD vs TRY	Call	GSI	04/25/25	75.00		—		412	301
Currency Option USD vs BRL	Put	CITI	04/01/25	5.15		—		600	—
Currency Option USD vs BRL	Put	MSI	04/01/25	5.15		—		900	—
Currency Option USD vs BRL	Put	MSI	04/01/25	5.15		—		364	—
Currency Option USD vs BRL	Put	MSI	04/01/25	6.00		—		600	30,102
Currency Option USD vs BRL	Put	HSBC	04/22/25	5.00		—		592	5
Currency Option USD vs BRL	Put	JPM	04/24/25	5.00		—		588	5
Currency Option USD vs BRL	Put	MSI	04/29/25	5.00		—		1,825	22
Currency Option USD vs CNH	Put	JPM	05/08/25	6.10		—		1,076	—
Currency Option USD vs CNH	Put	MSI	06/26/25	6.50		—		3,522	63
Currency Option USD vs COP	Put	MSI	04/10/25	3,500.00		—		602	—
Currency Option USD vs IDR	Put	JPM	04/22/25	16,200.00		—		601	421
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		3,177	213
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		874	59
Currency Option USD vs ZAR	Put	JPM	04/24/25	16.50		—		591	7
Currency Option USD vs ZAR	Put	JPM	04/28/25	16.30		—		587	5
Total OTC Traded (cost $72,212)									$57,263

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
3-Year Interest Rate Swap, 04/29/28	Call	CITI	04/25/25	3.36%	3.36%(A)	1 Day SOFR(A)/ 4.410%	3,315		$2,582
5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.40%	3.40%(A)	1 Day SOFR(A)/ 4.410%	2,035		10,855
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.56%	3.56%(A)	1 Day SOFR(A)/ 4.410%	1,325		8,668
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/ 4.410%	1,005		14,226
3-Year Interest Rate Swap, 04/29/28	Put	CITI	04/25/25	4.11%	1 Day SOFR(A)/ 4.410%	4.11%(A)	3,315		398
5-Year Interest Rate Swap, 08/25/30	Put	JPM	08/21/25	4.21%	1 Day SOFR(A)/ 4.410%	4.21%(A)	2,670		9,112
A49

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
7-Year Interest Rate Swap, 05/14/32	Put	JPM	05/12/25	4.30%	1 Day SOFR(A)/ 4.410%	4.30%(A)	3,915		$2,043
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.10%	1 Day SOFR(A)/ 4.410%	4.10%(A)	2,405		8,735
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.50%	1 Day SOFR(A)/ 4.410%	4.50%(A)	2,405		1,189
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	04/16/25	0.55%	CDX.NA.IG.43. V1(Q)	1.00%(Q)	8,600		12,320
CDX.NA.IG.43.V1, 12/20/29	Put	MSI	04/16/25	0.55%	CDX.NA.IG.43. V1(Q)	1.00%(Q)	8,600		12,320
Total OTC Swaptions (cost $29,421)									$82,448
Total Options Purchased (cost $101,633)									$139,711
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.25		17		43	$(15,725)
3 Month SOFR	Put	12/12/25	$96.25		17		43	(10,519)
Total Exchange Traded (premiums received $26,012)								$(26,244)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs CZK	Call	CITI	04/15/25	25.08		—	EUR	595	$(1,052)
Currency Option EUR vs PLN	Call	CITI	04/15/25	4.20		—	EUR	595	(2,565)
Currency Option EUR vs TRY	Call	GSI	04/04/25	40.75		—	EUR	607	(11,095)
Currency Option EUR vs TRY	Call	GSI	04/04/25	40.75		—	EUR	607	(11,095)
Currency Option EUR vs USD	Call	JPM	05/05/25	1.15		—	EUR	2,429	(1,182)
Currency Option USD vs BRL	Call	JPM	04/09/25	5.93		—		301	(401)
Currency Option USD vs BRL	Call	MSI	04/10/25	6.00		—		601	(531)
Currency Option USD vs BRL	Call	MSI	04/23/25	5.90		—		592	(3,114)
Currency Option USD vs COP	Call	HSBC	04/10/25	4,250.00		—		601	(2,882)
Currency Option USD vs COP	Call	HSBC	04/10/25	4,250.00		—		601	(2,882)
Currency Option USD vs COP	Call	MSI	04/15/25	4,200.00		—		590	(6,477)
Currency Option USD vs IDR	Call	JPM	04/22/25	16,400.00		—		601	(9,285)
Currency Option USD vs KRW	Call	HSBC	04/08/25	1,460.00		—		604	(6,781)
Currency Option USD vs KRW	Call	HSBC	04/17/25	1,450.00		—		591	(10,459)
Currency Option USD vs MXN	Call	CITI	04/08/25	20.70		—		604	(3,273)
Currency Option USD vs MXN	Call	CITI	04/10/25	20.50		—		597	(5,734)
Currency Option USD vs MXN	Call	MSI	04/15/25	20.30		—		590	(9,654)
Currency Option USD vs MXN	Call	MSI	04/29/25	21.00		—		293	(2,215)
Currency Option USD vs TRY	Call	JPM	04/18/25	39.20		—		590	(9,713)
Currency Option USD vs TRY	Call	GSI	04/25/25	39.60		—		412	(8,309)
Currency Option USD vs BRL	Put	CITI	04/01/25	6.00		—		600	(30,102)
Currency Option USD vs BRL	Put	HSBC	04/22/25	5.60		—		592	(2,465)
Currency Option USD vs BRL	Put	JPM	04/24/25	5.70		—		588	(6,145)
Currency Option USD vs BRL	Put	MSI	04/29/25	6.05		—		1,825	(102,605)
Currency Option USD vs CNH	Put	MSI	06/26/25	7.15		—		3,522	(17,857)
A50

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs COP	Put	MSI	04/10/25	4,300.00		—		602	$(17,540)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00		—		2,021	(28,799)
Currency Option USD vs ZAR	Put	JPM	04/24/25	18.00		—		591	(2,895)
Currency Option USD vs ZAR	Put	JPM	04/28/25	18.30		—		587	(7,159)
Total OTC Traded (premiums received $312,348)									$(324,266)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
3-Year Interest Rate Swap, 04/29/28	Call	CITI	04/25/25	3.51%	1 Day SOFR(A)/ 4.410%	3.51%(A)	3,315		$(5,527)
5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.15%	1 Day SOFR(A)/ 4.410%	3.15%(A)	4,070		(11,306)
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.31%	1 Day SOFR(A)/ 4.410%	3.31%(A)	1,325		(3,752)
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.41%	1 Day SOFR(A)/ 4.410%	3.41%(A)	1,325		(5,298)
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/ 4.410%	3.21%(A)	2,010		(14,343)
CDX.NA.IG.43.V1, 12/20/29	Call	JPM	04/16/25	0.48%	CDX.NA.IG.43. V1(Q)	1.00%(Q)	8,600		(1,087)
CDX.NA.IG.43.V1, 12/20/29	Call	MSI	04/16/25	0.48%	CDX.NA.IG.43. V1(Q)	1.00%(Q)	8,600		(1,087)
3-Year Interest Rate Swap, 04/29/28	Put	CITI	04/25/25	3.96%	3.96%(A)	1 Day SOFR(A)/ 4.410%	3,315		(1,508)
5-Year Interest Rate Swap, 08/25/30	Put	JPM	08/21/25	4.53%	4.53%(A)	1 Day SOFR(A)/ 4.410%	5,340		(8,174)
7-Year Interest Rate Swap, 05/14/32	Put	JPM	05/12/25	4.50%	4.50%(A)	1 Day SOFR(A)/ 4.410%	7,750		(1,216)
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.30%	4.30%(A)	1 Day SOFR(A)/ 4.410%	4,810		(6,673)
CDX.NA.HY.43.V1, 12/20/29	Put	GSI	04/16/25	$103.50	5.00%(Q)	CDX.NA.HY.43.V1(Q)	1,510		(3,543)
CDX.NA.HY.43.V1, 12/20/29	Put	GSI	05/21/25	$102.00	5.00%(Q)	CDX.NA.HY.43.V1(Q)	1,740		(7,750)
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	04/16/25	0.60%	1.00%(Q)	CDX.NA.IG.43. V1(Q)	8,630		(5,981)
CDX.NA.IG.43.V1, 12/20/29	Put	MSI	04/16/25	0.63%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	8,510		(4,463)
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	04/16/25	0.73%	1.00%(Q)	CDX.NA.IG.43. V1(Q)	8,600		(2,219)
CDX.NA.IG.43.V1, 12/20/29	Put	MSI	04/16/25	0.73%	1.00%(Q)	CDX.NA.IG.43. V1(Q)	8,600		(2,219)
A51

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	05/21/25	0.75%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	8,560		$(5,410)
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	05/21/25	0.78%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	8,470		(6,799)
Total OTC Swaptions (premiums received $67,170)									$(98,355)
Total Options Written (premiums received $405,530)									$(448,865)
Futures contracts outstanding at March 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
191	2 Year U.S. Treasury Notes	Jun. 2025	$39,569,828	$104,384
123	5 Year U.S. Treasury Notes	Jun. 2025	13,303,219	7,935
1,093	10 Year U.S. Treasury Notes	Jun. 2025	121,562,094	621,352
445	10 Year U.S. Ultra Treasury Notes	Jun. 2025	50,785,625	411,769
797	20 Year U.S. Treasury Bonds	Jun. 2025	93,473,156	1,083,532
75	30 Year UMBS TBA – 5.5% Coupon	May. 2025	7,475,977	12,514
359	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	43,887,750	483,378
				2,724,864
Short Positions:
255	2 Year U.S. Treasury Notes	Jun. 2025	52,828,828	(251,313)
45	5 Year Euro-Bobl	Jun. 2025	5,731,485	54,508
586	5 Year U.S. Treasury Notes	Jun. 2025	63,379,563	(719,714)
13	10 Year Euro-Bund	Jun. 2025	1,810,950	49,609
150	10 Year U.S. Treasury Notes	Jun. 2025	16,682,813	39,106
50	10 Year U.S. Ultra Treasury Notes	Jun. 2025	5,706,250	(46,837)
67	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	8,190,750	71,470
7	Euro Schatz Index	Jun. 2025	809,553	789
				(802,382)
				$1,922,482
Forward foreign currency exchange contracts outstanding at March 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 04/02/25	GSI	BRL	16,066	$2,785,294	$2,814,082	$28,788	$—
Expiring 04/02/25	MSI	BRL	4,493	774,000	786,927	12,927	—
Expiring 05/05/25	GSI	BRL	20,684	3,604,608	3,600,969	—	(3,639)
Chilean Peso,
Expiring 06/18/25	CITI	CLP	280,138	294,000	294,852	852	—
Colombian Peso,
Expiring 06/18/25	GSI	COP	4,682,038	1,125,869	1,107,729	—	(18,140)
Expiring 06/18/25	TD	COP	2,637,517	632,000	624,013	—	(7,987)
Czech Koruna,
Expiring 04/22/25	BARC	CZK	16,819	700,000	728,974	28,974	—
Expiring 04/22/25	BARC	CZK	14,592	635,000	632,460	—	(2,540)
Euro,
Expiring 04/22/25	BARC	EUR	569	595,912	615,737	19,825	—
A52

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/22/25	BARC	EUR	502	$525,840	$543,167	$17,327	$—
Expiring 04/22/25	BOA	EUR	357	390,000	386,607	—	(3,393)
Expiring 04/22/25	CITI	EUR	509	530,912	551,032	20,120	—
Expiring 04/22/25	CITI	EUR	508	530,083	549,950	19,867	—
Expiring 04/22/25	CITI	EUR	506	526,000	547,743	21,743	—
Expiring 04/22/25	CITI	EUR	504	526,000	546,028	20,028	—
Expiring 04/22/25	CITI	EUR	282	297,000	305,103	8,103	—
Expiring 04/22/25	CITI	EUR	259	267,117	280,388	13,271	—
Expiring 04/22/25	DB	EUR	361	392,000	390,833	—	(1,167)
Expiring 04/22/25	DB	EUR	270	293,000	292,579	—	(421)
Expiring 04/22/25	JPM	EUR	1,699	1,770,326	1,839,371	69,045	—
Expiring 04/22/25	MSI	EUR	381	402,000	412,482	10,482	—
Expiring 04/22/25	MSI	EUR	256	266,235	277,141	10,906	—
Expiring 04/22/25	SSB	EUR	832	873,059	901,003	27,944	—
Hungarian Forint,
Expiring 04/22/25	BARC	HUF	247,505	645,000	663,648	18,648	—
Indian Rupee,
Expiring 06/18/25	CITI	INR	333,475	3,808,492	3,879,064	70,572	—
Expiring 06/18/25	JPM	INR	204,388	2,322,711	2,377,491	54,780	—
Indonesian Rupiah,
Expiring 04/24/25	CITI	IDR	7,513,378	461,000	450,495	—	(10,505)
Expiring 06/18/25	BOA	IDR	40,231,005	2,449,973	2,405,815	—	(44,158)
Expiring 06/18/25	BOA	IDR	12,932,864	784,000	773,386	—	(10,614)
Japanese Yen,
Expiring 04/22/25	CITI	JPY	141,805	954,000	947,762	—	(6,238)
Expiring 04/22/25	MSI	JPY	140,982	946,500	942,260	—	(4,240)
Mexican Peso,
Expiring 06/18/25	BNP	MXN	14,959	735,000	723,369	—	(11,631)
Expiring 06/18/25	CITI	MXN	21,568	1,046,647	1,042,919	—	(3,728)
Peruvian Nuevo Sol,
Expiring 06/18/25	CITI	PEN	2,916	790,000	792,103	2,103	—
Expiring 06/18/25	CITI	PEN	2,637	719,056	716,478	—	(2,578)
Philippine Peso,
Expiring 06/18/25	MSI	PHP	134,717	2,350,547	2,348,498	—	(2,049)
Polish Zloty,
Expiring 04/22/25	CITI	PLN	2,631	656,000	678,733	22,733	—
Expiring 04/22/25	MSI	PLN	2,763	682,000	712,948	30,948	—
South African Rand,
Expiring 06/18/25	HSBC	ZAR	26,198	1,423,352	1,419,821	—	(3,531)
Turkish Lira,
Expiring 04/16/25	BOA	TRY	96,729	2,567,752	2,491,923	—	(75,829)
Expiring 04/30/25	HSBC	TRY	21,496	542,415	543,479	1,064	—
Expiring 04/30/25	HSBC	TRY	13,545	337,229	342,451	5,222	—
Expiring 04/30/25	HSBC	TRY	13,543	337,364	342,419	5,055	—
Expiring 04/30/25	HSBC	TRY	13,434	336,533	339,652	3,119	—
				$43,631,826	$43,963,884	544,446	(212,388)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 04/02/25	GSI	BRL	20,558	$3,602,960	$3,601,008	$1,952	$—
A53

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound,
Expiring 04/22/25	BARC	GBP	2,506	$3,081,075	$3,236,973	$—	$(155,898)
Chilean Peso,
Expiring 06/18/25	BOA	CLP	273,318	295,000	287,674	7,326	—
Expiring 06/18/25	CITI	CLP	437,875	470,424	460,875	9,549	—
Expiring 06/18/25	DB	CLP	273,076	293,000	287,419	5,581	—
Chinese Renminbi,
Expiring 06/18/25	JPM	CNH	49,688	6,886,888	6,875,517	11,371	—
Colombian Peso,
Expiring 06/18/25	DB	COP	1,242,068	293,000	293,862	—	(862)
Czech Koruna,
Expiring 04/22/25	MSI	CZK	70,823	2,871,639	3,069,594	—	(197,955)
Euro,
Expiring 04/22/25	BARC	EUR	10,207	10,574,262	11,049,924	—	(475,662)
Expiring 04/22/25	CITI	EUR	509	532,672	551,032	—	(18,360)
Expiring 04/22/25	CITI	EUR	508	532,113	549,950	—	(17,837)
Expiring 04/22/25	CITI	EUR	502	526,000	543,329	—	(17,329)
Expiring 04/22/25	CITI	EUR	259	268,016	280,388	—	(12,372)
Expiring 04/22/25	CITI	EUR	256	266,447	277,140	—	(10,693)
Expiring 04/22/25	CITI	EUR	116	120,758	125,749	—	(4,991)
Expiring 04/22/25	GSI	EUR	1,135	1,190,000	1,228,468	—	(38,468)
Expiring 04/22/25	JPM	EUR	10,207	10,564,183	11,049,940	—	(485,757)
Expiring 04/22/25	JPM	EUR	5,279	5,564,752	5,714,610	—	(149,858)
Expiring 04/22/25	JPM	EUR	150	157,535	161,891	—	(4,356)
Expiring 04/22/25	MSI	EUR	4,559	4,935,142	4,935,320	—	(178)
Expiring 04/22/25	MSI	EUR	1,134	1,189,000	1,227,843	—	(38,843)
Expiring 04/22/25	SSB	EUR	10,207	10,466,195	11,049,940	—	(583,745)
Expiring 04/22/25	SSB	EUR	504	526,481	545,619	—	(19,138)
Expiring 04/22/25	SSB	EUR	14	15,228	15,028	200	—
Hungarian Forint,
Expiring 04/22/25	BARC	HUF	322,863	800,394	865,710	—	(65,316)
Indian Rupee,
Expiring 06/18/25	MSI	INR	94,591	1,076,000	1,100,307	—	(24,307)
Expiring 06/18/25	MSI	INR	78,260	894,000	910,337	—	(16,337)
Indonesian Rupiah,
Expiring 04/24/25	JPM	IDR	7,513,378	461,000	450,495	10,505	—
Japanese Yen,
Expiring 04/22/25	CITI	JPY	38,398	259,000	256,631	2,369	—
Expiring 04/22/25	DB	JPY	36,839	252,000	246,218	5,782	—
Expiring 04/22/25	MSI	JPY	60,313	408,000	403,102	4,898	—
New Taiwanese Dollar,
Expiring 06/18/25	BOA	TWD	33,711	1,028,000	1,019,260	8,740	—
Expiring 06/18/25	BOA	TWD	30,897	943,000	934,190	8,810	—
Expiring 06/18/25	HSBC	TWD	131,066	4,017,334	3,962,796	54,538	—
Expiring 06/18/25	MSI	TWD	29,508	905,000	892,194	12,806	—
Polish Zloty,
Expiring 04/22/25	GSI	PLN	4,979	1,185,099	1,284,519	—	(99,420)
Singapore Dollar,
Expiring 06/18/25	BOA	SGD	3,308	2,497,734	2,472,272	25,462	—
Expiring 06/18/25	BOA	SGD	1,207	908,000	902,015	5,985	—
South Korean Won,
Expiring 06/18/25	BNP	KRW	3,557,986	2,473,933	2,423,795	50,138	—
Expiring 06/18/25	BNY	KRW	3,557,986	2,472,592	2,423,795	48,797	—
Thai Baht,
Expiring 06/18/25	CITI	THB	31,784	938,000	942,130	—	(4,130)
A54

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 06/18/25	HSBC	THB	99,603	$2,959,296	$2,952,371	$6,925	$—
				$89,701,152	$91,861,230	281,734	(2,441,812)
						$826,180	$(2,654,200)
Credit default swap agreements outstanding at March 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of Italy	12/20/27	1.000%(Q)	EUR	1,235	$(33,823)	$(25,169)	$(8,654)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	550	72	(69)	141	BARC
					$(33,751)	$(25,238)	$(8,513)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Kingdom of Spain	06/20/25	1.000%(Q)	640	0.066%	$1,544	$1,346	$198	BARC
Petroleos Mexicanos^	03/23/26	4.100%(Q)	1,030	*	11,323	—	11,323	GSI
Petroleos Mexicanos^	05/07/26	4.750%(M)	1,670	*	32,581	—	32,581	GSI
Republic of Italy	06/20/25	1.000%(Q)	1,120	0.085%	2,653	2,355	298	BARC
SoftBank Group Corp.	06/20/26	1.000%(Q)	855	1.326%	(3,035)	(5,135)	2,100	GSI
					$45,066	$(1,434)	$46,500

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.44.V1	06/20/30	5.000%(Q)	708	$(42,144)	$(37,685)	$4,459
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	55,159	(1,031,919)	(1,014,403)	17,516
				$(1,074,063)	$(1,052,088)	$21,975
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the
A55

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at March 31, 2025:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	825	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 4.455%	$36,002	$219,602	$183,600
	48,265	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 4.410%	—	111,482	111,482
	31,020	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(86,169)	(86,169)
	24,725	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(135,169)	(135,169)
	1,645	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.410%	304	(21,155)	(21,459)
	8,385	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.410%	2,207	95,314	93,107
	5,215	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.410%	(5,545)	(83,189)	(77,644)
	12,700	05/31/29	3.704%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(12,633)	(12,633)
	6,300	02/15/34	3.825%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(22,350)	(22,350)
	7,695	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.410%	—	57,247	57,247
	18,090	03/19/45	4.160%(A)	1 Day SOFR(1)(A)/ 4.410%	(35,258)	(572,202)	(536,944)
	2,105	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.410%	(15,049)	(33,437)	(18,388)
	7,469	03/15/53	2.970%(A)	1 Day SOFR(1)(A)/ 4.410%	4,216	1,127,631	1,123,415
	6,785	09/20/53	3.590%(A)	1 Day SOFR(1)(A)/ 4.410%	27,669	335,803	308,134
	1,920	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.410%	876,417	893,733	17,316
	8,815	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.410%	128,917	108,921	(19,996)
	1,865	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.410%	14,471	39,615	25,144
	5,865	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.410%	—	12,582	12,582
					$1,034,351	$2,035,626	$1,001,275

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day SOFR -54bps(T)/ 3.870%	JPM	09/19/25	(6,396)	$18,098	$—	$18,098
A56

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Total return swap agreements outstanding at March 31, 2025 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
U.S. Treasury Bond(T)	1 Day USOIS +18bps(T)/ 4.510%	JPM	08/13/25	27,880	$794,242	$—	$794,242
					$812,340	$—	$812,340
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A57